UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑07747
Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: May 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2026

Nuveen Arizona Municipal Bond Fund
Class A Shares/FAZTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$87	0.84%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Arizona Municipal Bond Fund returned 7.13% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Arizona Index, which returned 6.51%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of six years and longer.

•
Credit quality positioning, especially an overweight to non‑rated bonds, an underweight to AAA‑rated bonds, and exposure to long-duration A‑rated bonds.

•
Long-duration tax‑supported bonds, particularly dedicated‑tax bonds.

Top detractors from relative performance

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.13%	0.44%	1.87%

Class A Shares at maximum sales charge (Offering Price)	2.61%	(0.42)%	1.43%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Arizona Index	6.51%	1.26%	2.25%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$179,219,566

Total number of portfolio holdings	191

Portfolio turnover (%)	8%

Total management fees paid for the year	$852,266

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L104_AR_0526 5533553

3

Annual Shareholder Report May 31, 2026

Nuveen Arizona Municipal Bond Fund
Class C Shares/FZCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$169	1.64%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Arizona Municipal Bond Fund returned 6.31% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the S&P Municipal Bond Arizona Index, which returned 6.51%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of six years and longer.

•
Credit quality positioning, especially an overweight to non‑rated bonds, an underweight to AAA‑rated bonds, and exposure to long-duration A‑rated bonds.

•
Long-duration tax‑supported bonds, particularly dedicated‑tax bonds.

Top detractors from relative performance

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.31%	(0.36)%	1.23%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Arizona Index	6.51%	1.26%	2.25%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$179,219,566

Total number of portfolio holdings	191

Portfolio turnover (%)	8%

Total management fees paid for the year	$852,266

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L633_AR_0526 5533553

3

Annual Shareholder Report May 31, 2026

Nuveen Arizona Municipal Bond Fund
Class I Shares/NMARX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$66	0.64%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Arizona Municipal Bond Fund returned 7.27% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Arizona Index, which returned 6.51%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of six years and longer.

•
Credit quality positioning, especially an overweight to non‑rated bonds, an underweight to AAA‑rated bonds, and exposure to long-duration A‑rated bonds.

•
Long-duration tax‑supported bonds, particularly dedicated‑tax bonds.

Top detractors from relative performance

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.27%	0.63%	2.06%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Arizona Index	6.51%	1.26%	2.25%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$179,219,566

Total number of portfolio holdings	191

Portfolio turnover (%)	8%

Total management fees paid for the year	$852,266

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L401_AR_0526 5533553

3

Annual Shareholder Report May 31, 2026

Nuveen Colorado Municipal Bond Fund
Class A Shares/FCOTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$81	0.78%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Colorado Municipal Bond Fund returned 6.58% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 7.30%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Sector positioning, especially an overweight to incremental-tax bonds.

•
Credit quality positioning, especially an overweight to lower-rated bonds.

Top detractors from relative performance

•
Overweights to the health care and utility bond sectors and an underweight to the industrial development revenue bond sector.

•
Underweight to AAA-rated and non-rated bonds and an overweight to AA-rated bonds.

•
Security selection in the health care, housing and transportation bond sectors.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.58%	0.44%	1.95%

Class A Shares at maximum sales charge (Offering Price)	2.06%	(0.42)%	1.52%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Colorado Index	7.30%	1.47%	2.69%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$481,804,907

Total number of portfolio holdings	257

Portfolio turnover (%)	12%

Total management fees paid for the year	$2,292,454

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L609_AR_0526 5533562

3

Annual Shareholder Report May 31, 2026

Nuveen Colorado Municipal Bond Fund
Class C Shares/FAFKX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$163	1.58%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Colorado Municipal Bond Fund returned 5.76% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 7.30%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Sector positioning, especially an overweight to incremental-tax bonds.

•
Credit quality positioning, especially an overweight to lower-rated bonds.

Top detractors from relative performance

•
Overweights to the health care and utility bond sectors and an underweight to the industrial development revenue bond sector.

•
Underweight to AAA-rated and non-rated bonds and an overweight to AA-rated bonds.

•
Security selection in the health care, housing and transportation bond sectors.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	5.76%	(0.37)%	1.29%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Colorado Index	7.30%	1.47%	2.69%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$481,804,907

Total number of portfolio holdings	257

Portfolio turnover (%)	12%

Total management fees paid for the year	$2,292,454

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L625_AR_0526 5533562

3

Annual Shareholder Report May 31, 2026

Nuveen Colorado Municipal Bond Fund
Class I Shares/FCORX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$60	0.58%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Colorado Municipal Bond Fund returned 6.78% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 7.30%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Sector positioning, especially an overweight to incremental-tax bonds.

•
Credit quality positioning, especially an overweight to lower-rated bonds.

Top detractors from relative performance

•
Overweights to the health care and utility bond sectors and an underweight to the industrial development revenue bond sector.

•
Underweight to AAA-rated and non-rated bonds and an overweight to AA-rated bonds.

•
Security selection in the health care, housing and transportation bond sectors.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	6.78%	0.63%	2.14%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Colorado Index	7.30%	1.47%	2.69%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$481,804,907

Total number of portfolio holdings	257

Portfolio turnover (%)	12%

Total management fees paid for the year	$2,292,454

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L880_AR_0526 5533562

3

Annual Shareholder Report May 31, 2026

Nuveen Maryland Municipal Bond Fund
Class A Shares/NMDAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$79	0.76%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Maryland Municipal Bond Fund returned 7.55% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Maryland Index, which returned 6.10%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations under four years.

•
Credit quality positioning, especially overweights to non-rated, A-rated and BBB-rated bonds.

Top detractors from relative performance

•
An underweight to bonds with durations between six and eight years.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.55%	0.63%	1.95%

Class A Shares at maximum sales charge (Offering Price)	3.00%	(0.24)%	1.51%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Maryland Index	6.10%	1.06%	2.02%

Lipper Maryland Municipal Debt Funds Classification Average	7.16%	0.69%	1.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$268,408,054

Total number of portfolio holdings	200

Portfolio turnover (%)	11%

Total management fees paid for the year	$1,242,934

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L831_AR_0526 5533577

3

Annual Shareholder Report May 31, 2026

Nuveen Maryland Municipal Bond Fund
Class C Shares/NACCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$161	1.56%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Maryland Municipal Bond Fund returned 6.72% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Maryland Index, which returned 6.10%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations under four years.

•
Credit quality positioning, especially overweights to non‑rated, A‑rated and BBB‑rated bonds.

Top detractors from relative performance

•
An underweight to bonds with durations between six and eight years.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.72%	(0.17)%	1.30%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Maryland Index	6.10%	1.06%	2.02%

Lipper Maryland Municipal Debt Funds Classification Average	7.16%	0.69%	1.74%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$268,408,054

Total number of portfolio holdings	200

Portfolio turnover (%)	11%

Total management fees paid for the year	$1,242,934

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L617_AR_0526 5533577

3

Annual Shareholder Report May 31, 2026

Nuveen Maryland Municipal Bond Fund
Class I Shares/NMMDX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$58	0.56%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Maryland Municipal Bond Fund returned 7.75% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Maryland Index, which returned 6.10%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations under four years.

•
Credit quality positioning, especially overweights to non‑rated, A‑rated and BBB‑rated bonds.

Top detractors from relative performance

•
An underweight to bonds with durations between six and eight years.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.75%	0.81%	2.14%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Maryland Index	6.10%	1.06%	2.02%

Lipper Maryland Municipal Debt Funds Classification Average	7.16%	0.69%	1.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$268,408,054

Total number of portfolio holdings	200

Portfolio turnover (%)	11%

Total management fees paid for the year	$1,242,934

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L799_AR_0526 5533577

3

Annual Shareholder Report May 31, 2026

Nuveen New Mexico Municipal Bond Fund
Class A Shares/FNMTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$86	0.83%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen New Mexico Municipal Bond Fund returned 7.36% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond New Mexico Index, which returned 5.64%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations of eight years and shorter.

•
Credit quality positioning, especially an overweight to non‑rated bonds, an underweight to AA‑rated bonds, and exposure to long-duration A‑rated bonds.

Top detractors from relative performance

•
Sector positioning, especially an underweight to the housing bond sector.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.36%	0.72%	1.87%

Class A Shares at maximum sales charge (Offering Price)	2.83%	(0.14)%	1.43%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond New Mexico Index	5.64%	1.33%	2.05%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$71,005,360

Total number of portfolio holdings	80

Portfolio turnover (%)	16%

Total management fees paid for the year	$345,805

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L781_AR_0526 5533589

3

Annual Shareholder Report May 31, 2026

Nuveen New Mexico Municipal Bond Fund
Class C Shares/FNCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$168	1.63%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen New Mexico Municipal Bond Fund returned 6.55% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond New Mexico Index, which returned 5.64%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations of eight years and shorter.

•
Credit quality positioning, especially an overweight to non‑rated bonds, an underweight to AA‑rated bonds, and exposure to long-duration A‑rated bonds.

Top detractors from relative performance

•
Sector positioning, especially an underweight to the housing bond sector.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.55%	(0.06)%	1.23%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond New Mexico Index	5.64%	1.33%	2.05%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$71,005,360

Total number of portfolio holdings	80

Portfolio turnover (%)	16%

Total management fees paid for the year	$345,805

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L591_AR_0526 5533589

3

Annual Shareholder Report May 31, 2026

Nuveen New Mexico Municipal Bond Fund
Class I Shares/FNMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$65	0.63%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen New Mexico Municipal Bond Fund returned 7.60% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond New Mexico Index, which returned 5.64%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations of eight years and shorter.

•
Credit quality positioning, especially an overweight to non‑rated bonds, an underweight to AA‑rated bonds, and exposure to long-duration A‑rated bonds.

Top detractors from relative performance

•
Sector positioning, especially an underweight to the housing bond sector.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.60%	0.91%	2.07%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond New Mexico Index	5.64%	1.33%	2.05%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$71,005,360

Total number of portfolio holdings	80

Portfolio turnover (%)	16%

Total management fees paid for the year	$345,805

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L757_AR_0526 5533589

3

Annual Shareholder Report May 31, 2026

Nuveen Pennsylvania Municipal Bond Fund
Class A Shares/FPNTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$83	0.80%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Pennsylvania Municipal Bond Fund returned 8.12% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Pennsylvania Index, which returned 6.74%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
Sector positioning, especially an overweight to health care bonds.

Top detractors from relative performance

•
An overweight to pre-refunded bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	8.12%	0.62%	1.97%

Class A Shares at maximum sales charge (Offering Price)	3.59%	(0.24)%	1.53%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Pennsylvania Index	6.74%	1.15%	2.42%

Lipper Pennsylvania Municipal Debt Funds Classification Average	7.19%	0.56%	1.93%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$363,803,196

Total number of portfolio holdings	251

Portfolio turnover (%)	16%

Total management fees paid for the year	$1,744,427

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L740_AR_0526 5533598

3

Annual Shareholder Report May 31, 2026

Nuveen Pennsylvania Municipal Bond Fund
Class C Shares/FPCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$166	1.60%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Pennsylvania Municipal Bond Fund returned 7.26% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Pennsylvania Index, which returned 6.74%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
Sector positioning, especially an overweight to health care bonds.

Top detractors from relative performance

•
An overweight to pre-refunded bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	7.26%	(0.18)%	1.32%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Pennsylvania Index	6.74%	1.15%	2.42%

Lipper Pennsylvania Municipal Debt Funds Classification Average	7.19%	0.56%	1.93%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$363,803,196

Total number of portfolio holdings	251

Portfolio turnover (%)	16%

Total management fees paid for the year	$1,744,427

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L583_AR_0526 5533598

3

Annual Shareholder Report May 31, 2026

Nuveen Pennsylvania Municipal Bond Fund
Class I Shares/NBPAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$63	0.60%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Pennsylvania Municipal Bond Fund returned 8.33% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Pennsylvania Index, which returned 6.74%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
Sector positioning, especially an overweight to health care bonds.

Top detractors from relative performance

•
An overweight to pre-refunded bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	8.33%	0.81%	2.17%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Pennsylvania Index	6.74%	1.15%	2.42%

Lipper Pennsylvania Municipal Debt Funds Classification Average	7.19%	0.56%	1.93%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$363,803,196

Total number of portfolio holdings	251

Portfolio turnover (%)	16%

Total management fees paid for the year	$1,744,427

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L716_AR_0526 5533598

3

Annual Shareholder Report May 31, 2026

Nuveen Virginia Municipal Bond Fund
Class A Shares/FVATX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$75	0.72%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Virginia Municipal Bond Fund returned 7.18% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Virginia Index, which returned 6.53%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer and an underweight to bonds with durations of four years and shorter.

•
Credit quality positioning, especially overweights to non-rated, A-rated and BBB-rated bonds.

•
An underweight to the tax-backed bond sector and overweights to the transportation and hospital bond sectors.

Top detractors from relative performance

•
Tobacco bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.18%	0.41%	1.82%

Class A Shares at maximum sales charge (Offering Price)	2.71%	(0.45)%	1.39%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Virginia Index	6.53%	1.10%	2.15%

Lipper Virginia Municipal Debt Funds Classification Average	7.18%	0.39%	1.52%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$573,126,989

Total number of portfolio holdings	254

Portfolio turnover (%)	10%

Total management fees paid for the year	$2,663,673

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L690_AR_0526 5533607

3

Annual Shareholder Report May 31, 2026

Nuveen Virginia Municipal Bond Fund
Class C Shares/FVCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$157	1.52%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Virginia Municipal Bond Fund returned 6.33% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the S&P Municipal Bond Virginia Index, which returned 6.53%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer and an underweight to bonds with durations of four years and shorter.

•
Credit quality positioning, especially overweights to non‑rated, A‑rated and BBB‑rated bonds.

•
An underweight to the tax‑backed bond sector and overweights to the transportation and hospital bond sectors.

Top detractors from relative performance

•
Tobacco bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.33%	(0.39)%	1.17%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Virginia Index	6.53%	1.10%	2.15%

Lipper Virginia Municipal Debt Funds Classification Average	7.18%	0.39%	1.52%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$573,126,989

Total number of portfolio holdings	254

Portfolio turnover (%)	10%

Total management fees paid for the year	$2,663,673

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L575_AR_0526 5533607

3

Annual Shareholder Report May 31, 2026

Nuveen Virginia Municipal Bond Fund
Class I Shares/NMVAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$54	0.52%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Virginia Municipal Bond Fund returned 7.49% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Virginia Index, which returned 6.53%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer and an underweight to bonds with durations of four years and shorter.

•
Credit quality positioning, especially overweights to non‑rated, A‑rated and BBB‑rated bonds.

•
An underweight to the tax‑backed bond sector and overweights to the transportation and hospital bond sectors.

Top detractors from relative performance

•
Tobacco bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.49%	0.62%	2.02%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Virginia Index	6.53%	1.10%	2.15%

Lipper Virginia Municipal Debt Funds Classification Average	7.18%	0.39%	1.52%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$573,126,989

Total number of portfolio holdings	254

Portfolio turnover (%)	10%

Total management fees paid for the year	$2,663,673

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L666_AR_0526 5533607

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Multistate Trust I

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
May 31, 2026	$189,966	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

May 31, 2025	$189,478	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
May 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

May 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
May 31, 2026	$0	$0	$10,413,055	$10,413,055
May 31, 2025	$0	$0	$10,974,000	$10,974,000

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Multistate Trust I and Shareholders of Nuveen Arizona
Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, Nuveen Maryland Municipal
Bond Fund, Nuveen New Mexico Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond
Fund and Nuveen Virginia Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, Nuveen Maryland Municipal Bond
Fund, Nuveen New Mexico Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund and Nuveen Virginia
Municipal Bond Fund (constituting Nuveen Multistate Trust I, hereafter collectively referred to as the "Funds") as of
May 31, 2026, the related statements of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2026 and each of the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 28, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments May 31, 2026
Arizona
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.0%
X 173,811,952 MUNICIPAL BONDS - 97.0%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 19.0%
$ 1,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2016B
5 .000% 07/01/47 $ 1,001,837
1,500,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2023A
5 .500 07/01/48 1,605,651
1,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2024A
5 .000 07/01/54 1,038,433
1,620,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Refunding Series 2017B
5 .000 07/01/42 1,645,485
225,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C
4 .000 07/01/44 222,891
500,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2025A
5 .000 07/01/44 543,101
1,000,000 (a) Arizona Board of Regents, University of Arizona, System Revenue
Bonds, Series 2026B
5 .000 06/01/45 1,081,638
215,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A
5 .125 07/01/37 215,052
220,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C
5 .000 07/01/47 220,496
25,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D
5 .000 07/01/37 25,069
300,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5 .000 07/01/37 303,270
725,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5 .000 07/01/52 722,464
150,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G
5 .000 07/01/47 142,728
230,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects, Refunding
Series 2017A
6 .000 11/01/37 222,475
565,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas Aliante
and Skye Canyon Campus Projects, Series 2021A
4 .000 12/15/51 432,614
775,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017A
5 .000 03/01/48 777,368
1,025,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017A
5 .000 07/01/51 986,809
35,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
4 .250 07/01/27 35,021
135,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2018A
5 .000 07/01/38 136,380
500,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .750 07/15/38 500,578
55,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds Pensar Academy Project, Series
2020
4 .000 07/01/30 53,726
2,950,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, University of Indianapolis - Health Pavilion
Project, Series 2019A
5 .000 10/01/45 2,896,348
1,625,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Series 2025
5 .000 05/15/44 1,738,045
1,160,000 Industrial Development Authority, Pima County, Arizona,
Education Revenue Bonds, Center for Academic Success Project,
Refunding Series 2019
5 .000 07/01/37 1,175,853
620,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Series 2020A
5 .000 07/01/40 622,857

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 735,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4 .000% 07/01/41 $ 656,372
145,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017A
5 .000 07/01/37 146,504
210,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017C
5 .000 07/01/48 210,168
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Highland Prep Project, Series 2019
5 .000 01/01/37 1,045,403
750,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2019A
5 .000 07/01/39 769,466
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2020
5 .250 07/01/45 1,017,036
570,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 521,499
380,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Paradise Schools Projects, Series
2016
5 .000 07/01/47 357,021
825,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School Projects,
Series 2016
5 .000 07/01/36 825,011
2,500,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
5 .000 07/01/47 2,526,994
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
4 .000 07/01/50 883,009
1,000,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5 .000 07/01/38 1,001,150
25,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A
5 .000 07/01/46 24,078
400,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2016A
5 .000 07/01/41 400,082
200,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2015
5 .000 07/01/35 200,086
350,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2016A
5 .000 07/01/41 349,994
1,000,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000 09/01/45 897,163
750,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5 .000 07/01/35 750,354
800,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Vista College Preparatory Project, Series
2018A
5 .000 07/01/43 807,561
1,000,000 Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Eastern Kentucky University Project, Series 2016
5 .000 10/01/36 1,003,088
100,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6 .000 06/15/37 100,166
320,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6 .125 06/15/47 320,555

Portfolio of Investments May 31, 2026
(continued)
Arizona

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 100,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250% 07/01/36 $ 80,000
25,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .125 02/01/28 25,398
230,000 (b) Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Noah Webster Schools Mesa Project,
Series 2015A
5 .000 12/15/34 207,626
145,000 Pinal County Community College District, Arizona, Revenue
Bonds, Central Arizona College, Series 2017 - BAM Insured
5 .000 07/01/34 145,189
460,000 (b) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A
5 .000 09/01/34 460,102
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 34,077,264
HEALTH CARE - 11.6%
405,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4 .000 09/01/39 406,975
110,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4 .000 09/01/40 109,011
225,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4 .000 09/01/46 203,918
1,100,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
3 .000 02/01/39 986,285
1,560,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A
4 .000 02/01/39 1,535,381
1,000,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A
4 .000 02/01/40 971,394
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Honor Health, Series 2024D
5 .000 12/01/44 1,051,610
600,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/36 617,711
870,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
4 .125 09/01/42 847,289
1,665,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019A
4 .000 01/01/44 1,575,472
650,000 (a) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026D
5 .000 01/01/38 726,711
2,000,000 Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Mayo/Brooks Rehabilitation Facility Project,
Series 2024A
5 .000 10/31/44 2,128,818
565,000 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A
4 .000 04/01/39 557,451
295,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Refunding Series 2016
5 .000 08/01/36 295,579
2,450,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Series 2019
4 .000 08/01/43 2,300,925
875,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
4 .000 08/01/49 787,389
5,500,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/49 5,742,144
TOTAL HEALTH CARE 20,844,063

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 1.1%
$ 1,250,000 Arizona Industrial Development Authority, Student Housing
Revenue Bonds, Provident Group - NCCU Properties LLC- North
Carolina Central University, Series 2019A - BAM Insured
4 .000% 06/01/44 $ 1,187,425
250,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A
5 .375 10/01/56 199,279
500,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A
7 .000 10/01/56 497,152
TOTAL HOUSING/MULTIFAMILY 1,883,856
HOUSING/SINGLE FAMILY - 1.9%
1,865,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750 09/01/49 1,870,043
955,000 Phoenix and Maricopa County Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024A
4 .600 09/01/49 943,318
575,000 Tucson and Pima County Industrial Development Authority,
Arizona, Joint Single Family Mortgage Revenue Bonds, Series
2024A
4 .750 07/01/49 576,882
TOTAL HOUSING/SINGLE FAMILY 3,390,243
INFORMATION TECHNOLOGY - 0.2%
275,000 (d) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 278,350
TOTAL INFORMATION TECHNOLOGY 278,350
LONG-TERM CARE - 2.5%
120,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5 .375 01/01/38 99,236
450,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
6 .500 05/01/46 465,212
870,000 Phoenix Industrial Development Authority, Arizona, Multi-Family
Housing Revenue Bonds, 3rd and Indian Road Assisted Living
Project, Series 2016
5 .400 10/01/36 710,249
1,500,000 Phoenix Industrial Development Authority, Arizona, Senior Living
Rental Housing Revenue Bonds, Christian Care Surprise, Inc.
Project, Refunding Series 2025A
5 .250 12/01/45 1,528,038
1,495,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding Series
2021A
4 .000 12/01/46 1,289,810
530,000 (b) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .000 10/01/37 454,016
TOTAL LONG-TERM CARE 4,546,561
TAX OBLIGATION/GENERAL - 12.5%
550,000 Buckeye Union High School District 201, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project,
Refunding Series 2017 - BAM Insured
5 .000 07/01/34 560,034
875,000 Buckeye, Arizona, General Obligation Bonds, Series 2025 5 .000 07/01/44 949,030
1,000,000 Glendale, Arizona, General Obligation Bonds, Series 2024 5 .000 07/01/43 1,094,612
1,500,000 Marana Unified School District No. 6 of Pima County, Arizona,
School Improvement Bonds, Project of 2014, Series 2018D -
AGM Insured
5 .000 07/01/38 1,522,718
325,000 Maricopa County Elementary District 59 Laveen, Arizona,
General Obligation Bonds, School Improvement Project 2024,
Series 2025A
5 .000 07/01/44 353,535
370,000 Maricopa County School District 214 Tolleson Union High,
Arizona, General Obligation Bonds, School Improvement Project
2017, Series 2018A
5 .000 07/01/37 377,385
750,000 Maricopa County School District 3 Tempe Elementary, Arizona,
General Obligation Bonds, School Improvement, Project of 2022,
Series 2025B
5 .000 07/01/42 829,647
1,650,000 Maricopa County School District 3 Tempe Elementary, Arizona,
General Obligation Bonds, School Improvement, Project of 2022,
Series 2026C
5 .000 07/01/45 1,783,841

Portfolio of Investments May 31, 2026
(continued)
Arizona

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,050,000 Maricopa County Special Health Care District, Arizona, General
Obligation Bonds, Series 2018C
5 .000% 07/01/35 $ 1,089,027
1,000,000 Maricopa County Unified School District 11, Peoria, Arizona,
General Obligation Bonds, School Improvement, Series 2018 -
BAM Insured
5 .000 07/01/34 1,020,174
275,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement Project
of 2015, Series 2021E
3 .000 07/01/40 245,889
1,000,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement Project
of 2023 Series 2025B
5 .000 07/01/41 1,115,921
1,350,000 Maricopa County Unified School District 80, Chandler, Arizona,
School Improvement Bonds, 2019 Project, Series 2021B
3 .000 07/01/40 1,203,697
1,000,000 Maricopa County Unified School District 95 Queen Creek,
Arizona, General Obligation Bonds, School Improvement Series
2020
4 .000 07/01/38 1,012,596
860,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement &
Project of 2011 Series 2017E
5 .000 07/01/35 878,089
2,000,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement Project
2011 and 2017, Series 2018
5 .000 07/01/37 2,037,988
775,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement, Project
of 2023, Series 2024A
5 .000 07/01/42 841,044
125,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement,
Projects of 2023 and 2024, Series 2025
5 .000 07/01/44 135,033
750,000 Mohave County Union High School District 2 Colorado River,
Arizona, General Obligation Bonds, School Improvement Series
2017
5 .000 07/01/35 763,435
690,000 Northwest Fire District of Pima County, Arizona, General
Obligation Bonds, Series 2017
5 .000 07/01/36 702,736
1,800,000 Pima County Unified School District 30 Sahuarita, Arizona, School
Improvement Bonds, Series 2024 - BAM Insured
5 .000 07/01/42 1,924,382
750,000 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series
2019E - AGM Insured
4 .000 07/01/39 757,223
800,000 Pinal County School District 4 Casa Grande Elementary, Arizona,
General Obligation Bonds, School improvement Project 2016,
Series 2017A - BAM Insured
5 .000 07/01/36 813,311
330,000 Pinal County School District 4 Casa Grande Elementary, Arizona,
General Obligation Bonds, School improvement Project of 2025,
Series 2026A - BAM Insured
5 .000 07/01/45 352,069
TOTAL TAX OBLIGATION/GENERAL 22,363,416
TAX OBLIGATION/LIMITED - 23.7%
100,000 (b) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5 .000 06/01/31 101,671
1,150,000 Arizona State Transportation Board, Highway Revenue Bonds,
Refunding Series 2026
5 .000 07/01/46 1,242,593
475,000 Cadence Community Facilities District, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019
4 .500 07/01/43 453,799
674,000 Cadence Community Facilities District, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 3, Series 2020
4 .000 07/01/45 593,990
94,502 (b),(c) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7 .000 07/01/41 94,502
500,000 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015 -
RAAI Insured
5 .000 07/01/30 500,727
450,000 (b) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015
5 .000 07/15/39 450,049
500,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017 - AGM Insured
5 .000 07/15/42 507,458

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018 - BAM Insured
5 .000% 07/15/38 $ 1,011,385
1,300,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019 - BAM Insured
4 .000 07/15/39 1,304,137
1,100,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021 - BAM Insured
4 .000 07/15/45 1,059,712
143,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013
5 .250 07/01/38 143,015
299,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019
5 .200 07/01/43 297,379
499,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021
3 .250 07/01/35 442,868
210,000 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020
4 .000 07/15/30 208,320
480,000 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020
4 .000 07/15/35 455,061
45,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017 -
AGM Insured
5 .000 07/15/32 45,895
750,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Lucero Assessment
District 2, Series 2023
5 .750 07/01/46 760,696
260,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2018 - BAM Insured
5 .000 07/15/38 263,252
1,500,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2020 - BAM Insured
4 .000 07/15/40 1,496,814
1,000,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2022 - AGM Insured
5 .000 07/15/42 1,035,766
201,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
Special Assessment Revenue Bonds,  Assessment District 11,
Series 2017
5 .200 07/01/37 198,499
1,129,000 Floreo at Teravalis Community Facilities District, Arizona, Special
Assessment Revenue Bonds, District 1 Series 2025
5 .150 07/01/35 1,174,151
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A, (Pre-
refunded 1/01/27)
5 .000 01/01/35 2,026,592
500,000 Maricopa, Arizona, Pledged Revenue Obligations, Series 2023 5 .250 07/15/43 546,059
470,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 488,176
165,000 Merrill Ranch Community Facilities District 2, Florence, Arizona,
General Obligation Bonds, Series 2017 - BAM Insured
5 .000 07/15/42 166,754
1,500,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019 4 .000 08/01/39 1,500,861
1,750,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2025
- BAM Insured
5 .000 08/01/44 1,901,973
1,250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .550 07/01/40 1,252,767
1,000,000 (e) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 365,016
1,200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 1,119,844
1,420,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 1,367,962
1,665,000 Queen Creek, Arizona, Certificates of Participation, Series 2026 5 .000 10/01/51 1,733,047
4,900,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2020
4 .000 08/01/50 4,549,377
2,000,000 Queen Creek, Arizona, Excise Tax and State Shared Revenue
Obligation Bonds, Series 2024
5 .000 08/01/54 2,063,495
275,000 Sedona, Arizona, Excise Tax Revenue Bonds, Series 2024 - AGM
Insured
5 .000 07/01/43 292,540
510,000 Superstition Vistas Community Facilities District 1, Apache
Junction, Arizona, Special Assessment Revenue Bonds, Series
2023
6 .000 07/01/47 519,167
402,000 Superstition Vistas Community Facilities District 2, Arizona,
Special Assessment Bonds, Assessment Area 2, Series 2025
5 .200 07/01/35 407,488

Portfolio of Investments May 31, 2026
(continued)
Arizona

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 805,000 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series
2015
5 .000% 07/01/30 $ 806,541
1,150,000 Tartesso West Community Facility District, Buckeye, Arizona,
Limited Tax General Obligation Bonds, Series 2021 - AGM
Insured
4 .000 07/15/41 1,154,637
600,000 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series
2016
5 .000 07/01/31 601,216
750,000 Verrado District 1 Community Faciliites District, Buckeye, Arizona,
General Obligation Bonds, Series 2023 - BAM Insured
5 .000 07/15/43 796,166
815,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 822,546
275,000 Vistancia North Community Facilities District, Peoria, Arizona,
General Obligation Bonds, Series 2024 - AGM Insured
4 .375 07/15/49 271,886
840,000 (b) Vistancia West Community Facilities District, Peoria, Arizona,
General Obligation Bonds, Series 2016
5 .000 07/15/29 841,132
2,260,000 Yavapai County Jail District, Arizona, Pleged Revenue Obligation
Bonds, Series 2020 - BAM Insured
4 .000 07/01/40 2,266,065
840,000 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022
- BAM Insured
4 .250 07/15/42 853,655
TOTAL TAX OBLIGATION/LIMITED 42,556,701
TRANSPORTATION - 3.3%
1,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/49 1,507,130
725,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Refunding Junior Lien Series 2025
5 .000 07/01/44 787,496
2,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5 .000 07/01/47 2,004,926
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/32 1,063,348
500,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/38 523,032
TOTAL TRANSPORTATION 5,885,932
U.S. GUARANTEED - 2.5% (f)
250,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017, (Pre-
refunded 7/15/27) - AGM Insured
5 .000 07/15/32 256,618
1,750,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A, (Pre-
refunded 1/01/27)
5 .000 01/01/32 1,773,268
1,145,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A, (Pre-
refunded 1/01/27)
5 .000 01/01/38 1,160,224
145,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016, (Pre-refunded
8/01/26)
4 .000 08/01/33 145,221
155,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016, (Pre-refunded
8/01/26)
4 .000 08/01/35 155,236
880,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax
Revenue Bonds, Refunding Series 2017, (Pre-refunded 7/01/27)
5 .000 07/01/36 902,982
TOTAL U.S. GUARANTEED 4,393,549
UTILITIES - 18.7%
600,000 (a) Avondale, Arizona, Wastewater System Revenue Obligation
Bonds, Series 2026A
5 .000 07/01/48 631,467
1,000,000 Carefree Utilities Community Facilities District, Arizona, Water
System Revenue Bonds, Series 2021
4 .000 07/01/51 890,719
1,285,000 Central Arizona Water Conservation District, Arizona, Water
Delivery O&M Revenue Bonds, Series 2016
5 .000 01/01/35 1,287,889
1,500,000 City of Mesa, Arizona, Utility System Revenue Bonds, Series
2022C
5 .000 07/01/36 1,737,778
1,200,000 Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding
Senior Lien Series 2025
5 .000 07/01/44 1,298,662

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,805,000 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien
Series 2022A
5 .000% 07/01/41 $ 1,939,083
790,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Refunding Subordinate Lien Series 2016 - AGM Insured
5 .000 07/01/45 790,440
1,500,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2020 - AGM Insured
4 .000 07/01/45 1,494,387
1,215,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2025
5 .000 07/01/44 1,306,238
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 505,202
735,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/36 735,745
150,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/42 158,090
500,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2018 5 .000 07/01/42 513,481
1,000,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2020 3 .000 07/01/44 838,511
1,830,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2022A -
BAM Insured
5 .000 07/01/46 1,919,812
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5 .250 07/01/47 1,075,314
585,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Refunding Junior Lien Series 2014
5 .000 07/01/29 586,129
2,185,000 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Sustainability Series 2020A
5 .000 07/01/44 2,301,457
1,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 1,049,719
1,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 1,041,364
2,500,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/50 2,594,143
4,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024A
5 .250 01/01/54 4,236,848
1,575,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2025
5 .000 01/01/48 1,671,045
1,805,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/37 1,905,340
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/44 1,083,154
TOTAL UTILITIES 33,592,017
TOTAL MUNICIPAL BONDS
(Cost $175,318,509) 173,811,952
TOTAL LONG-TERM INVESTMENTS
(Cost $175,318,509) 173,811,952
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%
X 1,300,000 MUNICIPAL BONDS - 0.7%   X –
HEALTH CARE - 0.7%
$ 1,300,000 (g) Phoenix Industrial Development Authority, Arizona, Health Care
Facilities Revenue Bonds, Mayo Clinic, Series 2014B
2 .400 11/15/52 $ 1,300,000
TOTAL HEALTH CARE 1,300,000
TOTAL MUNICIPAL BONDS
(Cost $1,300,000) 1,300,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,300,000) 1,300,000
TOTAL INVESTMENTS - 97.7%
(Cost $176,618,509) 175,111,952
OTHER ASSETS & LIABILITIES, NET - 2.3% 4,107,614
NET ASSETS - 100% $ 179,219,566
AMT Alternative Minimum Tax

Portfolio of Investments May 31, 2026
(continued)
Arizona

See Notes to Financial Statements
(a) When-issued or delayed delivery security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $10,402,633 or 5.9% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments May 31, 2026
Colorado
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.4%
X 459,786,833 MUNICIPAL BONDS - 95.4%   X –
CONSUMER DISCRETIONARY - 0.7%
$ 500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000% 12/01/29 $ 504,049
1,000,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 1,007,161
2,000,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/35 2,011,934
TOTAL CONSUMER DISCRETIONARY 3,523,144
EDUCATION AND CIVIC ORGANIZATIONS - 5.5%
2,000,000 (a) Colorado Educational and Cultural Facilities Authority
Education Revenue Bonds, Colorado, Rocky Mountain School of
Expeditionary Learning Project, Series 2019
5 .000 03/01/50 1,806,172
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .000 07/01/36 500,168
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .250 07/01/46 500,014
505,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350 08/01/43 505,480
160,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Douglas County School District RE-1 -
DCS Montessori School, Refunding & Improvement Series 2012
4 .000 07/15/27 160,065
350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/33 350,175
100,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/41 85,128
1,000,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, The Classical Academy Project,
Refunding Series 2015A
5 .000 12/01/38 1,000,542
655,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Twin Peaks Charter Academy, Series
2011B
7 .500 03/15/35 655,882
600,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Union Colony School Project, Series
2018
5 .000 04/01/38 610,110
1,000,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5 .000 12/15/45 980,541
500,000 Colorado Educational and Cultural Facilities Authority,
Independent School Revenue Bonds, Kent Denver School
Project, Series 2016
5 .000 10/01/36 502,554
255,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/49 241,376
1,000,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/59 907,738
1,000,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4 .000 03/01/35 1,001,228
3,000,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
5 .000 03/01/47 3,013,796
400,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, West Ridge Academy Charter School, Refunding &
Improvement Series 2019
5 .000 06/01/49 393,515

Portfolio of Investments May 31, 2026
(continued)
Colorado

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 4,390,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Green Series 2023C
5 .250% 12/01/53 $ 4,596,961
2,215,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2023C
5 .250 12/01/48 2,350,104
1,335,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017A
4 .000 03/01/34 1,345,210
2,000,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 1,970,381
1,000,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 1,003,524
2,000,000 University of Northern Colorado at Greeley, Institutional
Enterprise System Revenue Bonds, Refunding Series 2015A
5 .000 06/01/40 2,001,180
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 26,481,844
HEALTH CARE - 16.8%
1,760,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5 .000 11/15/37 1,851,574
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
4 .000 11/15/43 964,266
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 924,494
2,000,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-2, (Mandatory Put
11/15/33)
5 .000 11/15/57 2,227,262
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2016A
4 .000 11/15/46 908,380
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018A
5 .000 11/15/48 3,040,129
5,250,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 4,877,158
270,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 275,552
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 2,641,095
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/38 546,089
5,095,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 5,389,535
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 4,127,310
5,750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A
5 .250 12/01/54 5,953,460
3,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Series 2025A
5 .250 12/01/50 3,432,333
7,565,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Series 2025A
5 .500 12/01/55 7,925,498
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
5 .000 05/15/52 2,046,222
8,055,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2024A
5 .000 05/15/54 8,213,824
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
4 .000 11/01/39 1,978,811
3,950,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
5 .000 11/01/49 3,988,257
3,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/35 3,560,517
1,590,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Refunding Series 2017A
4 .000 05/15/34 1,596,501
1,050,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Refunding Series 2017A
4 .000 05/15/35 1,053,616
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Series 2015
5 .000 05/15/45 2,001,016

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 375,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .700% 12/01/49 $ 363,181
600,000 Delta County Memorial Hospital District, Colorado, Enterprise
Revenue Bonds, Refunding Series 2010
5 .500 09/01/30 584,726
475,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2014A
5 .000 12/01/39 475,807
7,250,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
5 .125 12/01/50 7,221,849
440,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
6 .000 12/01/55 468,905
2,500,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 2,448,863
TOTAL HEALTH CARE 81,086,230
HOUSING/MULTIFAMILY - 0.4%
110,000 Denver City & County Housing Authority, Colorado, Capital Fund
Program Revenue Bonds, Three Tower Rehabilitation, Series
2007 - AGM Insured, (AMT)
5 .200 11/01/27 110,196
2,000,000 Denver City and County Housing Authority, Colorado, Multifamily
Housing Revenue Bonds, Flo Senior Apartments Project,
Sustainability Green Series 2023A
4 .500 07/01/41 2,014,702
TOTAL HOUSING/MULTIFAMILY 2,124,898
LONG-TERM CARE - 1.9%
2,500,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Monument Academy Prject, Series 2026A
4 .375 06/01/36 2,462,200
500,000 (a),(c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6 .125 02/01/46 336,177
1,325,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Communities Obligated group, Improvement
and Refunding Series 2026
5 .000 01/01/35 1,469,565
925,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Communities Obligated group, Improvement
and Refunding Series 2026
5 .000 01/01/36 1,021,493
870,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Communities Obligated group, Improvement
and Refunding Series 2026
5 .000 01/01/37 954,834
1,200,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/47 1,204,778
1,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Project, Refunding Bonds Series 2025A
5 .250 05/15/48 1,536,890
TOTAL LONG-TERM CARE 8,985,937
TAX OBLIGATION/GENERAL - 8.2%
2,000,000 Delta County Joint School District 50 Delta, Gunnison, Montrose
and Mesa Counties, Colorado, General Obligation Bonds, Series
2023
5 .000 12/01/47 2,088,446
3,000,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2021
4 .000 12/01/41 3,032,805
4,625,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2022A
5 .000 12/01/45 4,902,346
480,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016
4 .500 12/01/36 482,948
2,500,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016
5 .000 12/01/45 2,507,934
1,220,000 El Paso County School District 20, Academy, Colorado, General
Obligation Bonds, Series 2017
4 .000 12/15/40 1,209,812
600,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
3 .250 12/01/29 599,985
440,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
5 .000 12/01/30 440,632

Portfolio of Investments May 31, 2026
(continued)
Colorado

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,275,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
5 .000% 12/01/31 $ 1,276,773
655,000 Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018 - AGM Insured
5 .250 12/01/34 681,677
1,750,000 Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018 - AGM Insured
5 .250 12/01/37 1,807,672
3,000,000 Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds, Series
2023
5 .000 12/01/47 3,132,669
2,000,000 Larimer and Weld Counties School District Re-5J, Colorado,
General Obligation Bonds, Series 2021
4 .000 12/01/40 2,011,559
750,000 Louisville, Boulder County, Colorado, General Obligation Bonds,
Limited Tax, Series 2017
4 .000 12/01/35 752,067
1,140,000 Roaring Fork Transporation Authority, Colorado, Property Tax
Revenue Bonds, Series 2021A
4 .000 12/01/46 1,097,363
2,410,000 Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020
5 .000 12/01/44 2,508,536
8,500,000 Weld County School District RE-4, Windsor, Colorado, General
Obligation Bonds, Series 2023
5 .250 12/01/47 9,045,301
2,000,000 Westminster Public Schools, Adams County, Colorado,
Certificates of Participation, Series 2019 - AGM Insured
5 .000 12/01/43 2,058,794
TOTAL TAX OBLIGATION/GENERAL 39,637,319
TAX OBLIGATION/LIMITED - 35.9%
3,625,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 3,391,366
368,328 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Refunding Series 2021
4 .000 12/01/40 350,992
1,070,000 Anthem West Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2015 - BAM Insured
5 .000 12/01/35 1,075,184
1,020,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Convertible to
Unlimited Tax Series 2023A - BAM Insured
5 .000 12/01/48 1,049,850
1,275,000 Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series
2023
5 .000 12/01/41 1,395,035
1,335,000 Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series
2023
5 .000 12/01/42 1,455,248
500,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 500,200
1,390,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024A
4 .250 12/01/54 1,311,599
4,000,000 Brighton Crossing Metropolitan District 4, Colorado, General
Obligation Bonds, Limited Tax  Refunding Series 2024
4 .000 12/01/47 3,778,995
302,000 (a) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3 .375 12/01/26 299,879
5,055,000 Bromley Park Metropolitan District 3, Adams County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2024
4 .000 12/01/44 4,864,580
2,500,000 Bromley Park Metropolitan District No. 2, In the City of Brighton,
Adams and Weld Counties, Colorado, Senior General Obligation
Limited Tax Refunding Bonds, Series 2023 - BAM Insured
5 .375 12/01/53 2,624,583
1,020,000 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018A - BAM Insured
5 .000 12/01/34 1,060,948
1,000,000 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018A - BAM Insured
4 .000 12/01/47 917,976
250,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding and Improvement Series 2024A - BAM Insured
5 .250 12/01/59 257,695

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 3,604,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000% 12/01/53 $ 3,570,347
1,145,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 1,144,979
500,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6 .500 12/01/53 523,432
480,000 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Senior Lien Series
2015A
5 .000 06/01/37 480,221
1,725,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 1,726,922
2,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J
5 .250 03/15/42 2,020,164
1,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S
4 .000 03/15/41 1,007,316
5,000,000 Colorado State, Certificates of Participation, Higher Education
Health Sciences Facilities Series 2024A
4 .000 11/01/49 4,489,062
1,780,000 Colorado State, Certificates of Participation, Lease Purchase
Agreement Department of Transportation Second Amended &
Restated Headquaters Facilities, Refunding Series 2020
4 .000 06/15/38 1,800,485
2,295,000 Copperleaf Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Refunding Convertible to
Unlimited Tax Series 2020 - BAM Insured
4 .000 12/01/45 2,216,408
1,250,000 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Refunding Series 2024
4 .250 12/01/49 1,168,437
2,500,000 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Refunding Series 2024
4 .250 12/01/54 2,268,236
1,000,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited
Tax General Obligation Bonds, Refunding Series 2018 - AGM
Insured
4 .000 12/01/45 967,043
2,000,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
4 .375 12/01/54 1,855,875
1,250,000 Crystal Valley Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020A - AGM Insured
4 .000 12/01/44 1,203,623
621,000 Cumberland Green Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2015
5 .250 12/01/45 621,111
2,955,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Refunding & Improvement Series 2016A
5 .000 08/01/42 2,960,755
1,000,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/35 1,033,444
1,785,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/40 1,806,260
115,000 (a) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5 .250 12/01/39 115,355
2,580,000 Douglas County School District, Number RE1, Douglas and
Elbert Counties. Colorado, General Obligation Bonds, Series
2024
5 .000 12/15/44 2,806,401
5,500,000 Ebert Metropolitan District, Denver Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018A-1 - BAM
Insured
5 .000 12/01/43 5,647,139
2,000,000 El Paso County School District 49 Falcon, Colorado, Certificates
of Participation, Series 2017B
5 .000 12/15/42 2,013,059
575,000 Erie Farm Metropolitan District, Erie, Boulder County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement, Series 2021 - AGM Insured
5 .000 12/01/41 606,368
1,000,000 Erie, Colorado, Certificates of Participation, Series 2010 5 .000 11/01/37 1,000,563

Portfolio of Investments May 31, 2026
(continued)
Colorado

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 500,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000% 12/01/38 $ 499,946
1,525,000 Foothills Park and Recreation District, Jefferson County,
Colorado, Lease Revenue Bonds, Certificates of Participation,
Series 2021
4 .000 12/01/33 1,581,086
890,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2022
6 .000 12/01/52 899,506
500,000 (c) Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
1 .500 12/01/52 250,598
800,000 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A - BAM Insured
4 .500 12/01/45 800,364
600,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series 2022A - BAM
Insured
5 .500 12/01/47 633,015
2,490,000 (a) Granby Ranch Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
5 .500 12/01/52 2,491,326
675,000 Green Gables Metropolitan District 2, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding Improvement Senior Series 2023A - BAM
Insured
5 .125 12/01/53 682,227
223,854 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-1
6 .000 12/01/43 232,915
330,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 338,331
1,125,000 High Plains Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding Series 2017 - NPFG
Insured
5 .000 12/01/35 1,149,856
1,250,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
4 .250 12/01/54 1,172,642
500,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
6 .000 12/01/56 503,322
3,000,000 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024
4 .250 12/01/53 2,735,717
460,000 Lincoln Park Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation and Improvement Bonds,
Refunding Series 2018 - AGM Insured
5 .000 12/01/42 465,360
2,000,000 Lincoln Park Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation and Improvement Bonds,
Refunding Series 2018 - AGM Insured
5 .000 12/01/46 2,007,430
1,330,000 Littleton Village Metropolitan District 2, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax Refunding
Series 2023 - AGM Insured
5 .000 12/01/53 1,335,191
825,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/36 828,318
1,805,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/41 1,808,009
1,000,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Series 2023 - AGM Insured
4 .250 12/01/48 953,937
650,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Refunding Bonds, Series 2017 - AGM Insured
5 .000 12/01/42 654,378
1,000,000 Midtown at Clear Creek Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Refunding Limited Tax
Series 2023A - BAM Insured
5 .500 12/01/43 1,095,855
1,000,000 Monument, El Paso County,  Colorado, Certificate of Participation,
Series 2020 - AGM Insured
4 .000 12/01/40 999,584

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 494,000 Mountain Shadows Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2015
5 .500% 12/01/44 $ 494,267
570,000 Nexus North at DIA Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2021
5 .000 12/01/51 543,804
709,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .625 12/01/37 709,568
1,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 1,007,177
4,000,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .250 07/01/52 4,139,382
755,000 (c) Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/49 670,764
1,500,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement Series
2016
5 .000 12/01/36 1,505,295
1,650,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/36 1,666,439
783,000 (a) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2023A
6 .500 08/01/53 800,874
2,500,000 (a) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 2,501,193
500,000 (a) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
5 .000 12/15/41 500,848
680,000 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Series 2024A
5 .875 12/15/46 719,586
500,000 Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A - BAM Insured
5 .000 12/01/46 516,342
1,550,000 Pueblo County, Colorado, Certificates of Participation,
Community Improvement Projects, Series 2023A
4 .000 07/01/43 1,514,809
4,360,000 Pueblo County, Colorado, Certificates of Participation, County
Judicial Complex Project, Series 2022A
5 .000 07/01/49 4,415,994
230,000 (a) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 223,157
2,516,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 2,516,188
1,864,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 1,739,491
2,500,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000 12/01/42 2,518,280
1,060,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5 .000 12/01/43 1,119,168
400,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
5 .000 12/01/44 400,054
2,385,000 Regional Transportation District, Colorado, Sales Tax Revenue
Bonds, Fastracks Project, Series 2017B
4 .000 11/01/35 2,408,396
490,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A
5 .000 12/01/45 490,047
555,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5 .000 12/01/41 552,112
1,000,000 Roaring Fork School District RE-1, Garfield, Pitkin, and Eagle
Counties, Colorado, Certificates of Participation, Series 2023 -
BAM Insured
5 .000 12/15/43 1,052,119
1,000,000 Sand Creek Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2023 - AGM Insured
5 .000 12/01/37 1,076,921

Portfolio of Investments May 31, 2026
(continued)
Colorado

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,995,000 Sierra Ridge Metropolitan District 2, Douglas County, Colorado,
General Obligation Bonds, Subordinate Series 2022 - AGM
Insured
4 .000% 12/01/46 $ 1,874,242
275,000 Sierra Ridge Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Bonds, Series
2022 - AGM Insured
5 .000 12/01/52 279,566
515,000 Silver Peaks Metropolitan District 3, Colorado, Limited Tax
Obligation Bonds, Senior Lien Series 2020A
5 .000 12/01/50 498,656
5,515,000 Sky Ranch Community Authority Board, Arapahoe County,
Colorado, Limited Tax Supported District 1 Revenue Bonds,
Refunding Improvement Senior Series 2024A
4 .250 12/01/54 5,003,729
200,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
5 .000 12/01/37 201,364
350,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-2
5 .000 12/01/47 350,149
1,000,000 Southshore Metropolitan District 2 Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax Improvement
Series 2020A-2 - BAM Insured
4 .000 12/01/46 944,303
750,000 Sterling Hills West Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Refunding & Improvement
Series 2007
5 .000 12/01/39 768,254
1,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Senior Series 2025A - BAM Insured
5 .250 12/01/55 1,028,855
595,000 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22
5 .500 12/01/42 618,441
2,030,000 (a) Sunset Parks Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2024A
5 .125 12/01/54 2,003,360
750,000 Thompson Crossing Metropolitan District 2, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000 12/01/46 750,178
1,640,000 (a) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
5 .000 12/01/40 1,666,805
770,000 Thornton Development Authority, Colorado, Tax Increment
Revenue Bonds, North Washington Street Corridor Project,
Refunding Series 2015
3 .250 12/01/28 770,050
2,000,000 Thornton, Colorado, Certificates of Participation, Series 2018 4 .000 12/01/39 2,004,562
3,000,000 Trailside Metropolitan District 4, Colorado, Limited Tax General
Obligation Bonds, Refunding and Improvement Series 2024A -
BAM Insured
4 .250 12/01/56 2,681,674
2,000,000 (a) Triview Metropolitan District 4, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Series 2018
5 .750 12/01/48 2,005,358
4,000,000 (a) Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement
Series 2023A
6 .500 09/01/53 4,131,884
500,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Improvement Series 2025A
5 .750 12/01/55 507,715
525,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
5 .000 12/01/28 530,351
1,250,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
5 .000 12/01/31 1,261,374
500,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 500,579
1,375,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
4 .000 12/01/33 1,362,793
400,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .000 12/01/35 401,422

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,190,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .250% 12/01/40 $ 1,193,000
250,000 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .250 12/01/40 250,630
500,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/41 507,146
1,500,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/51 1,467,893
1,000,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 1,009,894
600,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
4 .125 12/01/31 588,960
1,500,000 Westminster, Colorado, Certificates of Participation, Series 2015A 5 .000 12/01/35 1,502,145
1,000,000 Westminster, Colorado, Certificates of Participation, Series 2015A 4 .000 12/01/38 1,000,096
1,000,000 Wheatlands Metropolitan District 2, Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series 2015 -
BAM Insured
5 .000 12/01/30 1,001,597
1,595,000 Wheatlands Metropolitan District 2, Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series 2015 -
BAM Insured
4 .000 12/01/38 1,595,253
1,400,000 Whispering Pines Metropolitan District No.1, In the City of
Aurora, Colorado, Limited Tax Convertible to Unlimited Tax,
General Obligation Refunding Series 2023 - AGM Insured
5 .000 12/01/52 1,422,984
TOTAL TAX OBLIGATION/LIMITED 172,993,585
TRANSPORTATION - 8.8%
1,000,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 986,896
500,000 Colorado High Performance Transportation Enterprise, US 36
and I-25 Managed Lanes Revenue Bonds, Senior Lien Series
2014, (AMT)
5 .750 01/01/44 500,380
2,115,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/26 2,137,035
1,995,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/39 2,124,960
3,340,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/41 3,544,143
3,585,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .500 11/15/53 3,739,554
500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .000 11/15/47 522,113
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/45 1,086,294
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .000 11/15/53 1,011,680
2,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/27 2,063,437
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/30 1,078,988
6,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
4 .000 12/01/43 5,732,114
10,305,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/43 10,516,485
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/37 1,041,707
500,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 500,453
170,000 Eagle County Air Terminal Corporation, Colorado, Airport
Terminal Project Revenue Bonds, Refunding Series 2011A, (AMT)
6 .000 05/01/27 170,318
1,215,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000 12/01/32 1,223,371
1,275,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000 12/01/33 1,283,302

Portfolio of Investments May 31, 2026
(continued)
Colorado

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,000,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000% 12/01/34 $ 1,006,167
1,000,000 (d) Routt County, Colorado, Airport Revenue Bonds,  Yampa Valley
Regional Airport, Series 2026, (AMT)
5 .500 06/01/51 1,057,583
1,000,000 (d) Routt County, Colorado, Airport Revenue Bonds,  Yampa Valley
Regional Airport, Series 2026, (AMT)
5 .500 06/01/56 1,049,829
TOTAL TRANSPORTATION 42,376,809
U.S. GUARANTEED - 2.7% (e)
150,000 Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2016C,
(Pre-refunded 12/15/26)
4 .000 12/15/34 151,120
50,000 Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/37 51,132
1,585,000 Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/42 1,620,867
1,250,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/50 1,320,584
500,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/34 509,119
500,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/41 509,119
1,200,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/41 1,204,408
4,000,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/46 4,014,691
3,410,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Series 2017A-2, (Pre-refunded 6/01/28)
4 .000 06/01/36 3,508,517
TOTAL U.S. GUARANTEED 12,889,557
UTILITIES - 14.5%
2,000,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/37 2,032,696
1,845,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/38 1,870,129
2,000,000 Aurora, Colorado, Sewer Revenue Bonds, First Lien Series 2025 4 .125 08/01/55 1,884,630
3,250,000 Bennett, Colorado, Wastewater Revenue Bonds, Series 2024 4 .125 12/01/54 2,970,652
13,130,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/47 13,674,607
3,550,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/52 3,634,187
500,000 Cherokee Metropolitan District, Colorado, Water and Wastewater
Revenue Bonds, Series 2020 - BAM Insured
4 .000 08/01/50 457,953
4,435,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2022B
5 .250 11/15/52 4,670,207
3,270,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/48 3,491,398
4,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/53 4,236,996
8,200,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2024A
5 .250 11/15/54 8,733,177
1,000,000 Colorado Water Resources and Power Development Authority,
Water Resources Revenue Bonds, City of Sterling Wastewater
Utility Enterprise Project, Series 2023A - AGM Insured
5 .000 09/01/48 1,043,779
345,000 Colorado Water Resources and Power Development Authority,
Water Resources Revenue Bonds, Steamboat Springs Utilities
Fund, Series 2011B
4 .125 08/01/26 345,771
7,000,000 Denver City and County Board of Water Commissioners,
Colorado, Water Revenue Bonds, Series 2022A
5 .000 12/15/52 7,243,879
650,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe
County, Colorado, Water Revenue Bonds, Refunding Series 2015
5 .000 11/15/32 651,038

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,500,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe
County, Colorado, Water Revenue Bonds, Refunding Series 2015
4 .000% 11/15/35 $ 1,500,520
500,000 Erie, Boulder and Weld Counties, Colorado, Water Enterprise
Revenue Bonds, Refunding Series 2015
3 .000 12/01/29 499,990
1,140,000 Fort Lupton, Colorado, Water System Revenue Bonds, Refunding
& Improvement Series 2017 - AGM Insured
4 .000 12/01/42 1,120,667
8,805,000 Parker Water and Sanitation District, Douglas County, Colorado,
Water and Sewer Enterprise Revenue Bonds, Refunding &
Improvement Series 2022
4 .000 11/01/47 8,407,598
845,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 881,103
280,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 336,533
TOTAL UTILITIES 69,687,510
TOTAL MUNICIPAL BONDS
(Cost $461,537,863) 459,786,833
TOTAL LONG-TERM INVESTMENTS
(Cost $461,537,863) 459,786,833
OTHER ASSETS & LIABILITIES, NET - 4.6% 22,018,074
NET ASSETS - 100% $ 481,804,907
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $29,495,250 or 6.4% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) When-issued or delayed delivery security.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments May 31, 2026
Maryland
See Notes to Financial Statements
h
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
X 260,922,067 MUNICIPAL BONDS - 97.2%   X –
CONSUMER DISCRETIONARY - 2.5%
$ 715,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000% 09/01/34 $ 720,492
4,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 4,010,822
1,000,000 (a) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5 .000 12/01/31 670,000
1,250,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 1,259,930
TOTAL CONSUMER DISCRETIONARY 6,661,244
CONSUMER STAPLES - 1.2%
265,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 269,021
990,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 974,770
305,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 309,505
1,900,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 1,819,343
TOTAL CONSUMER STAPLES 3,372,639
EDUCATION AND CIVIC ORGANIZATIONS - 6.8%
1,000,000 Chestertown, Maryland, Economic Development Project Revenue
Bonds, Washington College, Refunding Series 2021A
4 .000 03/01/36 926,285
1,500,000 (b) Frederick County, Maryland, Educational Facilities Revenue
Bonds, Mount Saint Mary's University Inc., Series 2017A
5 .000 09/01/45 1,401,347
645,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School, Series
2022A
5 .500 05/01/52 582,472
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
5 .000 07/01/38 500,214
2,625,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
4 .250 07/01/41 2,625,206
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Loyola University Maryland, Series 2014
4 .000 10/01/39 500,029
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Loyola University Maryland, Series 2025
5 .000 10/01/50 2,037,251
700,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2016
5 .000 06/01/33 700,163
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2024
5 .500 06/01/47 2,005,116
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A
4 .000 06/01/38 972,437
2,010,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A
4 .000 06/01/46 1,821,473
1,100,000 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Sereis
2019
4 .000 09/01/43 1,089,447
2,825,000 University of Maryland, Auxiliary Facility and Tuition Revenue
Bonds, Series 2026A
5 .000 04/01/42 3,150,586
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 18,312,026
ENERGY - 0.4%
1,000,000 (b),(c) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000 07/01/48 1,070,653
TOTAL ENERGY 1,070,653

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 20.8%
$ 1,455,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5 .250% 07/01/52 $ 1,520,658
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/34 1,012,261
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/38 505,856
90,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/36 90,089
1,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/38 1,251,078
440,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
4 .000 07/01/42 427,670
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4 .000 01/01/51 841,982
1,600,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/36 1,613,212
2,020,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/46 2,033,615
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue Series 2023
5 .000 07/01/48 1,003,548
1,400,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue Series 2023
5 .250 07/01/53 1,423,346
740,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
3 .250 07/01/39 624,127
175,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
4 .000 07/01/40 167,972
1,165,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Greater Baltimore Medical Center, Series 2021A
3 .000 07/01/46 923,836
125,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins Health System, Series 2025A
5 .000 05/15/40 145,783
3,110,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins Health System, Series 2025A
5 .250 05/15/55 3,278,094
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .000 07/01/54 1,018,016
2,080,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .250 07/01/54 2,170,526
1,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
4 .000 07/01/41 1,249,955
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
5 .000 07/01/47 500,208
1,015,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015
4 .125 07/01/47 977,378
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/42 1,010,353
5,625,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/45 5,664,797
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026A
5 .250 08/15/54 2,076,862
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/43 2,170,353
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/44 2,151,745
3,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .250 07/01/50 3,117,065
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/55 1,015,904
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Peninsula Regional Medical Center Issue, Series
2020A
4 .000 07/01/48 1,788,256
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, TidalHealth Inc., Series 2025C
5 .500 07/01/55 1,066,814
835,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2017MD
5 .000 12/01/46 842,610

Portfolio of Investments May 31, 2026
(continued)
Maryland

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
5 .000% 07/01/39 $ 2,532,925
3,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020B
4 .000 04/15/45 3,009,880
7,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
4 .000 12/01/44 6,722,989
TOTAL HEALTH CARE 55,949,763
HOUSING/MULTIFAMILY - 12.8%
2,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
5 .000 06/01/44 2,001,236
2,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1 .600 06/01/29 1,871,931
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Orchard Meadows Apartments, Series 2024
5 .000 12/01/43 3,169,439
1,655,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
5 .000 10/01/28 1,657,524
1,310,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021A
2 .200 07/01/41 977,362
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021B
2 .100 01/01/41 744,085
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021C
2 .600 01/01/42 795,572
935,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2000A
2 .600 07/01/40 765,977
1,430,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2014D
4 .000 07/01/45 1,391,189
235,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2017C
3 .550 07/01/42 218,014
1,480,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2018A
3 .950 07/01/43 1,441,117
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2020E
2 .150 07/01/40 772,140
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Green Series 2024B
4 .600 07/01/49 996,757
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Taxable Series 2019D
3 .200 07/01/44 863,668
1,750,000 Maryland Community Development Administration, Department
of Housing and Community Development, Multifamily
Development Revenue Bonds, Marlborough Apartments, Series
2014I
3 .450 12/15/31 1,750,285
2,000,000 Maryland Community Development Administration, Multifamily
Development Revenue Bonds, Sustainability Villages at Marley
Station Green Series 2024D-1
4 .350 02/01/44 1,978,838
1,000,000 Maryland Economic Development Corporation, Senior Revenue
Bonds, Provident Group - Towson Place Properties LLC Project,
Series 2024A-1
5 .000 06/01/39 1,044,323
575,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/32 581,218
1,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University O'Connell Project,
Senior Series 2026A
5 .250 07/01/51 1,047,894

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Senior Series
2022
6 .000% 07/01/58 $ 1,059,120
200,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Series 2020
4 .000 07/01/40 192,988
1,150,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Series 2020
5 .000 07/01/50 1,141,501
500,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Salisbury University Project, Refunding Series
2013
5 .000 06/01/34 500,139
270,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Sheppard Pratt University Village, Series 2012
5 .000 07/01/27 270,006
1,140,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, Baltimore County
Project, Refunding Series 2016 - AGM Insured
3 .600 07/01/35 1,119,100
2,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Leonardtown Series 2024 - AGM Insured
5 .000 07/01/54 2,022,122
1,250,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2014A
3 .650 07/01/34 1,250,149
750,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2021B
2 .250 07/01/41 564,764
1,000,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2021C
2 .200 07/01/36 844,306
1,250,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2026A
4 .500 07/01/46 1,250,014
TOTAL HOUSING/MULTIFAMILY 34,282,778
HOUSING/SINGLE FAMILY - 3.1%
2,100,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2014C
3 .200 09/01/28 2,100,368
2,500,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019B
3 .200 09/01/39 2,295,083
725,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
3 .000 03/01/42 623,905
500,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021B
2 .100 09/01/41 381,911
2,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021C
2 .450 09/01/41 1,599,074
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Social Series 2024C
4 .500 09/01/44 997,571
420,000 Montgomery County Housing Opportunities Commission,
Maryland, Program Revenue Bonds, Series 2019C, (AMT)
3 .300 07/01/39 390,875
TOTAL HOUSING/SINGLE FAMILY 8,388,787
LONG-TERM CARE - 4.3%
1,750,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2020
4 .000 01/01/45 1,634,456
2,000,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village
Inc Facility, Series 2020
4 .000 01/01/50 1,744,030
1,200,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5 .000 01/01/33 1,218,023
1,250,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2017
5 .000 04/01/44 1,221,615

Portfolio of Investments May 31, 2026
(continued)
Maryland

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 700,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000% 01/01/36 $ 700,826
835,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/45 835,388
575,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/30 582,489
950,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/32 961,155
100,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/37 100,635
1,500,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5 .000 11/01/42 1,502,144
1,100,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5 .000 11/01/47 1,034,719
TOTAL LONG-TERM CARE 11,535,480
TAX OBLIGATION/GENERAL - 12.3%
1,005,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated Water & Sewer, Series 2018
5 .000 10/01/27 1,037,971
1,000,000 Howard County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Project, Series 2020A
4 .000 08/15/39 1,014,159
3,000,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan of 2022, First Series 2025A
5 .000 06/01/40 3,372,405
5,290,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2020A-1
5 .000 03/15/27 5,392,034
2,000,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2024A
5 .000 06/01/37 2,260,957
1,500,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2019A
3 .000 11/01/37 1,411,203
1,000,000 Montgomery County, Maryland, General Obligation Bonds,
Refunding Consolidated Public Improvement Series 2024B
5 .000 12/01/27 1,037,100
5,645,000 (d) Murrieta Valley Unified School District, Riverside County,
California, General Obligation Bonds, Election 2006 Series 2008
- AGM Insured
0 .000 09/01/32 4,654,603
2,000,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2024A
5 .000 08/01/39 2,237,022
1,000,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 08/01/41 1,121,808
1,000,000 (e) Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2026A
5 .000 08/01/42 1,124,592
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 1,051,269
2,000,000 (d) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,459,663
5,080,000 Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2026
5 .000 06/01/39 5,839,281
TOTAL TAX OBLIGATION/GENERAL 33,014,067
TAX OBLIGATION/LIMITED - 16.9%
2,000,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5 .375 06/01/36 2,001,809
1,225,000 (b) Baltimore, Maryland, Special Obligation Bonds, City-Wide
Affordable Housing Program, Series 2025
5 .250 06/01/55 1,201,703
385,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4 .000 09/01/27 385,947
1,825,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4 .500 09/01/33 1,834,670
1,220,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
5 .000 09/01/38 1,230,695
755,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5 .000 06/01/36 755,403
1,300,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019A
3 .500 06/01/39 1,209,750

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 250,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019B
3 .700% 06/01/39 $ 237,614
3,150,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
5 .000 06/01/51 3,163,912
245,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
4 .000 07/01/29 245,742
334,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
5 .000 07/01/36 340,030
48,000 Frederick County, Maryland, Special Obligation Bonds, Lake
Linganore Village Community Development Series 2001A - RAAI
Insured
5 .700 07/01/29 48,092
1,005,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4 .000 07/01/38 1,007,890
500,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4 .000 07/01/39 500,095
270,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B
4 .000 07/01/40 268,674
55,000 (b) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C
4 .000 07/01/50 48,927
1,565,000 (b) Frederick County, Maryland, Special Tax Limited Obligation
Bonds, Jefferson Technology Park Project, Refunding Series
2020A
5 .000 07/01/43 1,603,834
170,000 Frederick County, Maryland, Tax Increment and Special Tax B
Limited Obligation Bonds, Oakdale-Lake Linganore Project,
Series 2019
3 .750 07/01/39 162,272
100,000 (b) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 100,740
1,015,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/33 1,018,629
500,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 490,828
750,000 Howard County, Maryland, Special Obligation Bonds, Annapolis
Junction Town Center Project, Series 2024
5 .000 02/15/44 784,917
600,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4 .125 02/15/34 599,984
550,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4 .375 02/15/39 549,979
270,000 Hyattsville, Maryland, Special Obligation Bonds, University Town
Center Project, Series 2016
5 .000 07/01/27 270,225
1,285,000 Hyattsville, Maryland, Special Obligation Bonds, University Town
Center Project, Series 2016
5 .000 07/01/34 1,285,656
2,500,000 Maryland Economic Development Corporation, Maryland, Lease
Revenue Bonds, Reservoir Square Project, Series 2024
5 .000 07/01/56 2,503,639
790,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4 .500 07/01/44 769,428
1,000,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Port Covington Project, Series 2020
4 .000 09/01/50 837,770
965,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2022A
5 .000 06/01/34 1,068,357
3,000,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2024
5 .250 06/01/51 3,158,191
50,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2016
5 .000 05/01/33 50,049
1,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/47 1,012,158
1,500,000 (d) Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Taxable
Refunding Series 2022C
0 .000 05/01/51 449,098

Portfolio of Investments May 31, 2026
(continued)
Maryland

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,500,000 (d) Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Taxable
Refunding Series 2022C
0 .000% 05/01/52 $ 424,127
575,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 612,751
525,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5 .000 07/01/46 525,052
284,000 Prince George's County, Maryland, Special Tax District Bonds,
Victoria Falls Project, Series 2005
5 .250 07/01/35 284,339
39,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 37,704
54,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 48,988
70,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/31 58,918
78,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 60,744
2,000,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 537,153
1,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 1,445,053
4,615,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 4,560,516
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 498,582
3,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 2,799
47,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 45,278
1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/28 1,002,873
500,000 (b) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 506,035
1,000,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4 .000 07/15/46 968,743
1,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Second Lien Series 2025A
5 .000 07/15/60 1,027,626
1,500,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 1,565,932
TOTAL TAX OBLIGATION/LIMITED 45,409,920
TRANSPORTATION - 10.8%
120,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5 .000 07/01/33 122,393
425,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5 .000 07/01/34 432,876
1,500,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2021B, (AMT)
5 .000 08/01/46 1,532,725
7,000,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2024A, (AMT)
5 .250 08/01/54 7,244,959
800,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Terminal Project,  Series 2019A,
(AMT)
5 .000 06/01/44 813,237
1,940,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/35 1,992,980
1,500,000 Maryland Economic Development Corporation, Air Cargo
Obligated Group Revenue Bonds, AFCO Airport Real Estate
Group, Series 2019, (AMT)
4 .000 07/01/44 1,365,267

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,500,000 Maryland Economic Development Corporation, Economic
Development Revenue Bonds, Annapolis Mobility and Resilience
Project, Senior Series 2022A
5 .250% 06/30/53 $ 1,531,437
500,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4 .000 06/01/38 470,084
240,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4 .000 06/01/58 186,535
2,775,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds, Baltimore City Project, Senior Parking Facilities
Revenue Bonds, Series 2018A
5 .000 06/01/58 2,790,472
2,915,000 Maryland Economic Development Corporation, Private Activity
Revenue Bonds, Purple Line Light Rail Project, Green Series
2022B, (AMT)
5 .250 06/30/52 2,921,793
2,000,000 Maryland Transportation Authority, Passenger Facility Charge
Revenue Bonds, Baltimore/Washington Internatonal Thurgood
Marshall Airport Project, Series 2019, (AMT)
4 .000 06/01/39 1,976,359
1,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2021A
5 .000 07/01/46 1,043,664
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2021A
5 .000 07/01/51 3,093,612
20,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 20,013
340,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 339,991
1,260,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 1,037,000
TOTAL TRANSPORTATION 28,915,397
U.S. GUARANTEED - 0.8% (f)
210,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding
Series 1998A - FGIC Insured, (ETM)
5 .000 07/01/28 214,717
230,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Helix Health, Series 1997 - AMBAC Insured,
(ETM)
5 .000 07/01/27 232,312
1,500,000 Washington County County Commissioners, Maryland, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019B,
(Pre-refunded 1/01/29)
5 .000 01/01/30 1,584,521
TOTAL U.S. GUARANTEED 2,031,550
UTILITIES - 4.5%
2,000,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects,
Refunding Series 2022A
5 .250 07/01/47 2,107,233
1,500,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series
2019A
5 .000 07/01/49 1,524,300
1,500,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2014A
5 .000 07/01/44 1,500,168
2,150,000 (c) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 2,251,857
2,000,000 (c) Maryland Economic Development Corporation, Revenue Bonds,
Constellation Energy Group, Inc. Projects, Adjustable Mode,
Refunding Series 2006B, (Mandatory Put 4/03/28)
4 .100 10/01/36 2,044,142
1,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/30 1,045,029

Portfolio of Investments May 31, 2026
(continued)
Maryland

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000% 07/01/47 $ 1,505,034
TOTAL UTILITIES 11,977,763
TOTAL MUNICIPAL BONDS
(Cost $263,344,337) 260,922,067
TOTAL LONG-TERM INVESTMENTS
(Cost $263,344,337) 260,922,067
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
X 2,000,000 MUNICIPAL BONDS - 0.8%   X –
TAX OBLIGATION/GENERAL - 0.8%
$ 2,000,000 (g) Washington Suburban Sanitary District, Montgomery and Prince
George's Counties, Maryland, General Obligation Bonds, Multi-
Modal Bond Anticipation Note Series 2013B
2 .850 06/01/27 $ 2,000,000
TOTAL TAX OBLIGATION/GENERAL 2,000,000
TOTAL MUNICIPAL BONDS
(Cost $2,000,000) 2,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,000,000) 2,000,000
TOTAL INVESTMENTS - 98.0%
(Cost $265,344,337) 262,922,067
OTHER ASSETS & LIABILITIES, NET - 2.0% 5,485,987
NET ASSETS - 100% $ 268,408,054
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $15,352,065 or 5.8% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(e) When-issued or delayed delivery security.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments May 31, 2026
New Mexico
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.5%
X 69,232,238 MUNICIPAL BONDS - 97.5%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 8.9%
$ 2,235,000 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding
Series 2020
4 .000% 09/01/40 $ 2,231,672
685,000 New Mexico Institute of Mining and Technology, Revenue Bonds,
Series 2019 - AGM Insured
4 .000 12/01/37 688,731
535,000 New Mexico State University, Revenue Bonds, Refunding &
Improvement Series 2017A
5 .000 04/01/42 539,525
1,000,000 University of New Mexico, Revenue Bonds, System Improvement
Series 2023 - AGM Insured
5 .250 06/01/49 1,062,428
1,700,000 University of New Mexico, Revenue Bonds, System Improvement
Series 2023 - AGM Insured
5 .500 06/01/53 1,818,253
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 6,340,609
HEALTH CARE - 10.7%
400,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
4 .000 02/01/50 351,276
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4 .000 08/01/49 895,970
1,000,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
4 .000 08/01/36 999,018
1,000,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
4 .000 08/01/46 920,917
1,010,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
5 .000 08/01/46 1,016,162
1,300,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A
4 .000 08/01/48 1,161,754
1,500,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center, Refunding &
Improvement Series 2020
4 .000 06/01/34 1,482,399
785,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center, Refunding &
Improvement Series 2020
4 .000 06/01/35 770,276
TOTAL HEALTH CARE 7,597,772
HOUSING/SINGLE FAMILY - 5.4%
295,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3 .875 07/01/43 285,555
1,380,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019C
3 .600 07/01/44 1,287,855
1,235,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2022A
2 .550 09/01/42 967,472
750,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2026A
4 .600 09/01/46 748,643
500,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2026C
4 .650 09/01/46 500,598
TOTAL HOUSING/SINGLE FAMILY 3,790,123
LONG-TERM CARE - 1.9%
1,365,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL
Castillo Retirement Residences Project, Series 2012
5 .000 05/15/42 1,364,993
TOTAL LONG-TERM CARE 1,364,993
TAX OBLIGATION/GENERAL - 10.8%
1,000,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
School Building Series 2018
5 .000 08/01/36 1,038,845
200,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
School Series 2025A
5 .000 08/01/40 218,176
250,000 Albuquerque, New Mexico, General Obligation Bonds, Storm
Sewer Series 2025B
5 .000 07/01/41 276,797

Portfolio of Investments May 31, 2026
(continued)
New Mexico

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,400,000 Central New Mexico Community College, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
Limited Tax Series 2023
4 .000% 08/15/37 $ 2,447,973
1,000,000 New Mexico State, General Obligation Bonds, Capital Projects
Series 2025
5 .000 03/01/35 1,073,379
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 886,919
515,000 Silver City Consolidated School District 1, Grant County, New
Mexico, General Obligation Bonds, School Building Series 2017
4 .000 08/01/37 515,132
675,000 Silver Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds,  School Building Series 2019
4 .000 08/01/37 680,435
500,000 Silver Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds,  School Building Series 2026
5 .000 08/01/40 541,553
TOTAL TAX OBLIGATION/GENERAL 7,679,209
TAX OBLIGATION/LIMITED - 34.9%
755,000 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2022B
5 .000 07/01/41 817,511
825,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
5 .300 10/01/53 781,983
515,000 Bernalillo County, New Mexico, Gross Receipts Tax Revenue
Bonds, Series 1996B - NPFG Insured
5 .700 04/01/27 528,417
405,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .250 10/01/43 405,847
200,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
5 .750 10/01/44 200,183
600,000 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015 - BAM Insured
4 .000 08/01/35 600,070
500,000 Fiesta Public Improvement District, Los Lunas, New Mexico,
Special Levy Revenue Bonds, Improvement Area 1, Series 2025 -
BAM Insured
4 .500 10/01/45 489,013
250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/40 270,447
2,700,000 Los Alamos County Incorporated, New Mexico, Gross Receipts
Tax Improvement Revenue Bonds, Series 2026
5 .000 06/01/50 2,824,789
1,000,000 Los Diamantes Public Improvement District, New Mexico,
Revenue Bonds, Rio Rancho Special Levy Improvement Series
2024 - BAM Insured
4 .125 10/01/53 926,884
125,000 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax
Revenue Bonds, Improvment Series 2016
3 .000 04/01/41 113,271
500,000 Lower Petroglyphs Public Improvements District, Albuquerque,
New Mexico, Special Levy Revenue Bonds, Refunding Series
2018
5 .000 10/01/38 502,053
230,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 238,895
675,000 McKinley County, New Mexico, Gross Receipts Revenue Bonds,
Tax Improvement Series 2023 - BAM Insured
4 .250 06/01/47 652,190
680,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .000 10/01/33 682,105
1,000,000 Montecito Estates Public Improvement District, Albuquerque,
New Mexico, Special Levy Revenue Bonds, Refunding Series
2016
4 .000 10/01/37 1,000,761
3,850,000 (a) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 1,405,312
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 963,369
700,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 691,736
500,000 Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds,
Shared Gross Receipts Improvement Series 2025
5 .000 06/01/43 537,268
500,000 Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds,
Shared Gross Receipts Improvement Series 2025
5 .000 06/01/44 534,806
770,000 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2017
4 .000 08/01/34 774,416

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 970,000 Saltillo Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2018 - BAM
Insured
4 .000% 10/01/37 $ 976,970
1,015,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvement Series 2015B
5 .000 06/15/33 1,016,589
555,000 Santa Fe County, New Mexico, Correctional System Gross
Receipts Tax Revenue Bonds, Series 1997 - AGM Insured
6 .000 02/01/27 565,793
500,000 Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds
Improvement Senior Lien Series 2018A
5 .000 06/01/36 518,335
400,000 Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds
Improvement Senior Lien Series 2018A
5 .000 06/01/37 414,135
1,000,000 Tierra Del Oro Public Improvement District, Rio Rancho, New
Mexico, Special Levy Improvement Revenue Bonds, Series 2025
5 .125 10/01/40 1,022,970
1,000,000 Ventana West Public Improvement District, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2015 - BAM Insured
4 .000 08/01/33 1,000,267
1,100,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 1,110,185
1,000,000 Volterra Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2024 - BAM
Insured
4 .000 10/01/43 979,843
500,000 (b) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022
4 .000 05/01/33 490,894
730,000 (b) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020
8 .000 05/01/40 729,820
TOTAL TAX OBLIGATION/LIMITED 24,767,127
UTILITIES - 24.9%
1,000,000 Albuquerque Benralillo County Water Utility Authority, New
Mexico, Joint Water and Sewer System Revenue Bonds,
Refunding & Improvement Senior Lien Series 2017
5 .000 07/01/32 1,022,541
1,970,000 Albuquerque, New Mexico, Refuse Removal and Disposal
Revenue Bonds, Series 2020
4 .000 07/01/43 1,970,957
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/37 506,348
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5 .000 10/01/44 517,688
550,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/35 598,497
600,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Junior Lien Series 2026B
5 .000 06/15/44 649,614
600,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Junior Lien Series 2026B
5 .000 06/15/46 638,549
975,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2020B
3 .000 06/01/40 871,695
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2022C
5 .000 06/01/42 1,075,622
1,305,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2023A-1
5 .000 06/01/41 1,426,499
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2023B
5 .250 06/01/48 1,063,141
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2025A-1
5 .000 06/01/49 1,048,273
715,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2024A
5 .000 06/15/44 773,401
1,575,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2025C
5 .000 12/15/45 1,708,080
800,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 839,775
250,000 Rio Rancho, New Mexico, Water and Wastewater System Revenue
Bonds, Refunding & Improvement Series 2026
5 .000 05/15/44 272,609
705,000 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017 - BAM Insured
5 .000 06/01/37 706,047

Portfolio of Investments May 31, 2026
(continued)
New Mexico

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 500,000 Santa Fe, New Mexico, Net Wastewater Utility System
Environmental Services Gross Receipts Tax Improvement
Revenue Bonds, Climate Certified Green Series 2019
4 .000% 06/01/37 $ 502,743
1,500,000 Santa Fe, New Mexico, Water Utility System Revenue Bonds,
Refunding Series 2016
4 .000 06/01/39 1,500,326
TOTAL UTILITIES 17,692,405
TOTAL MUNICIPAL BONDS
(Cost $69,939,249) 69,232,238
TOTAL LONG-TERM INVESTMENTS
(Cost $69,939,249) 69,232,238
OTHER ASSETS & LIABILITIES, NET - 2.5% 1,773,122
NET ASSETS - 100% $ 71,005,360
(a) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,060,489 or 3.0% of Total Investments.

Portfolio of Investments May 31, 2026
Pennsylvania
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.8%
X 352,290,672 MUNICIPAL BONDS - 96.8%   X –
CONSUMER STAPLES - 0.4%
$ 1,345,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Paper Project,
Series 2001, (AMT)
5 .375% 03/01/31 $ 1,487,026
TOTAL CONSUMER STAPLES 1,487,026
EDUCATION AND CIVIC ORGANIZATIONS - 9.0%
1,300,000 Allegheny County Higher Education Building Authority,
Pennsylvania, University Revenue Bonds, Duquesne University,
Series 2024
5 .000 03/01/43 1,388,460
2,000,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, George School Project, Series 2019
3 .000 09/15/49 1,504,515
1,205,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series 2016
5 .125 03/15/36 1,210,916
305,000 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A
5 .000 12/15/47 294,840
220,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000 05/01/37 219,994
1,430,000 Erie Higher Education Building Authority, Pennsylvania, Revenue
Bonds, Gannon University, Series 2016
4 .000 05/01/46 1,144,091
290,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .125 05/01/34 257,475
1,095,000 Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2017
4 .000 11/01/40 1,040,160
975,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series
2023
7 .000 06/01/53 1,035,372
1,920,000 Lycoming County Authority, Pennsylvania, Revenue Bonds,
Pennsylvania College of Technology, Series 2016
3 .000 10/01/37 1,668,022
1,250,000 McCandless IDA, Pennsylvania, University Revenue Bonds Series
A and B of 2022 La Roche University
6 .750 12/01/46 1,164,228
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Germantown Academy Project,
Series 2021A
4 .000 10/01/41 936,675
1,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project, Series
2024
4 .000 08/01/54 910,457
1,515,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2020A, (AMT)
2 .450 06/01/41 1,379,675
730,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2021A, (AMT)
2 .625 06/01/42 643,068
630,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
2 .625 11/01/31 572,042
690,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
3 .000 11/01/42 507,648
250,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
5 .000 11/01/46 237,401
300,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
4 .000 05/01/32 236,620
1,240,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 822,325
260,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4 .000 11/01/39 240,060
445,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5 .000 11/01/42 444,993
405,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2015A
5 .000 11/01/36 405,152
2,350,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
4 .000 07/15/51 1,865,096

Portfolio of Investments May 31, 2026
(continued)
Pennsylvania

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,000,000 Pennsylvania State University, Revenue Bonds, Series 2022A 5 .000% 09/01/47 $ 2,091,747
1,000,000 Pennsylvania State University, Revenue Bonds, Series 2023 5 .250 09/01/53 1,054,125
1,000,000 Pennsylvania State University, Revenue Bonds, Series 2025A 5 .250 09/01/50 1,069,987
1,010,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/37 733,033
1,430,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020A
4 .000 11/01/45 1,288,838
2,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Series 2022
5 .500 11/01/60 2,070,346
266,741 (a),(b) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017
5 .000 03/15/45 53,348
1,895,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/46 1,647,924
1,000,000 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Capital Project Series 2025A
5 .000 02/15/36 1,162,863
1,590,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 1,429,997
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 32,731,493
ENERGY - 0.1%
400,000 (b),(c) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 434,759
TOTAL ENERGY 434,759
HEALTH CARE - 17.9%
910,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 846,162
5,105,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 4,878,897
1,000,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5 .000 04/01/47 1,007,026
403,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 427,613
4,209,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 3,943,407
2,702,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
6 .000 06/30/44 2,035,909
447,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 455,456
5,215,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2021 - BAM Insured
3 .000 08/15/53 3,778,687
2,400,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Butler Health System Project, Series 2015A
5 .000 07/01/39 2,389,835
1,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/37 1,003,905
1,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/47 902,521
1,000,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2019
4 .000 11/01/49 862,341
965,000 Dauphin County General Authority, Pennsylvania, Health System
Revenue Bonds, Pinnacle Health System Project, Refunding
Series 2016A
3 .000 06/01/33 932,716
1,370,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
5 .000 07/01/49 1,392,870

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 300,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018
5 .000% 07/15/48 $ 277,143
1,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2014A
5 .000 06/01/41 1,000,669
2,625,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1
5 .000 02/15/45 2,644,757
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/38 1,039,173
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 1,006,881
1,730,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Refunding Series 2016B
5 .000 08/15/46 1,732,840
1,195,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Series 2016A
5 .000 08/15/42 1,198,086
1,000,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A
5 .000 07/01/44 1,014,029
415,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
3 .000 11/01/36 362,685
3,435,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
4 .000 11/01/46 2,991,705
1,950,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Series 2021A
4 .000 11/01/41 1,777,594
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/38 992,124
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019 - BAM Insured
4 .000 09/01/44 959,929
1,600,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
4 .000 05/01/56 1,363,034
2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4 .000 05/01/56 1,731,556
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/57 1,003,276
2,500,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2024A-1 - AGM Insured
5 .000 08/15/49 2,576,197
2,750,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020A
4 .000 04/15/50 2,446,709
1,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2026A
5 .250 12/15/51 1,044,934
1,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2026A
5 .000 12/15/56 1,013,008
900,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
4 .250 11/01/51 834,015
2,310,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/49 2,069,186
2,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2025
5 .000 08/15/55 2,076,048
2,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Hospital Revenue Bonds, The Children's Hospital of Philadelphia,
Series 2024A
5 .500 07/01/53 2,148,489
555,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5 .000 07/01/30 562,012
895,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5 .000 07/01/45 898,236

Portfolio of Investments May 31, 2026
(continued)
Pennsylvania

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,205,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Refunding Series 2023A
5 .000% 06/01/34 $ 1,353,044
1,500,000 Union County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Evangelical Community Hospital Project, Series 2018B
5 .000 08/01/48 1,500,310
700,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
4 .000 07/01/37 671,537
TOTAL HEALTH CARE 65,146,551
HOUSING/MULTIFAMILY - 0.3%
1,000,000 (b) Erie County, Industrial Development Authority, Pennsylvania,
Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie
Apartments, Series 2024A
6 .750 09/01/61 991,267
100,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University Properties Inc. Student Housing Project at East
Stroudsburg University of Pennsylvania, Series 2016A
5 .000 07/01/35 97,218
149,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes
Germantown - Morrisville Project, Series 2005A
5 .625 07/01/35 149,204
TOTAL HOUSING/MULTIFAMILY 1,237,689
HOUSING/SINGLE FAMILY - 12.5%
3,600,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .200 04/01/40 3,282,932
2,820,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3 .200 10/01/41 2,545,975
1,520,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 1,511,788
3,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 2,939,135
180,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125B
3 .700 10/01/47 160,940
5,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
3 .150 10/01/39 4,607,822
4,025,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
3 .000 10/01/46 3,261,328
1,405,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 1,134,854
5,255,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .500 10/01/45 3,996,276
1,250,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2021-136
2 .550 10/01/51 899,652
5,320,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
1 .850 04/01/36 4,380,605
3,145,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
2 .050 04/01/41 2,410,712
1,930,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
2 .100 10/01/43 1,368,758
3,040,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .250 10/01/41 2,411,583
3,435,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .375 10/01/46 2,465,077
3,925,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .500 10/01/50 2,796,560
2,250,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .600 04/01/46 1,713,188
1,665,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-138A
3 .000 04/01/42 1,436,113
2,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A
4 .900 10/01/46 2,025,108
135,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A
4 .600 10/01/49 135,078
TOTAL HOUSING/SINGLE FAMILY 45,483,484

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIALS - 1.5%
$ 250,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10 .000% 12/01/40 $ 25
250,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 25
2,525,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 2,526,718
3,000,000 (c) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2011, (AMT), (Mandatory Put 7/01/27)
4 .250 07/01/41 3,030,671
TOTAL INDUSTRIALS 5,557,439
LONG-TERM CARE - 9.3%
2,035,000 Adams County General Authority, Pennsylvania, Revenue Bonds,
The Brethren Home Community Project, Series 2024A
5 .000 06/01/54 1,981,896
1,510,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/42 1,514,389
90,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/35 81,015
860,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2019
5 .000 12/01/51 659,292
3,440,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2021A
4 .000 12/01/44 2,395,197
3,490,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Asbury Pennsylvania Obligated Group,  Refunding Series
2019
5 .000 01/01/45 3,439,092
500,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
4 .000 01/01/33 500,069
760,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
5 .000 01/01/38 760,435
1,000,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/29 1,001,261
910,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/30 910,970
135,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/36 126,360
1,430,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/39 1,284,666
285,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
4 .125 01/01/38 283,782
105,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
5 .000 01/01/39 106,893
635,000 East Hempfield Township Industrial Development Authority,
Pennsylvania, Revenue Bonds, Willow Valley Communities
Project, Refunding Series 2016
5 .000 12/01/39 635,273
710,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/45 664,691
245,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/50 217,205
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Landis Homes Retirement Community Project, Refunding
Series 2015A
5 .000 07/01/45 999,981
910,000 Lancaster Industrial Development Authority, Pennsylvania, Health
Center Revenue Bonds, Landis Homes Retirement Community
Project, Refunding Series 2021
4 .000 07/01/51 750,913

Portfolio of Investments May 31, 2026
(continued)
Pennsylvania

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,400,000 Lancaster Industrial Development Authority, Pennsylvania, Health
Center Revenue Bonds, Landis Homes Retirement Community
Project, Refunding Series 2021
4 .000% 07/01/56 $ 1,114,495
2,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds Meadowood Senior Living Project
Series 2018A
5 .000 12/01/48 2,000,564
2,750,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2016
5 .000 11/15/36 2,758,733
500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2023A
5 .250 11/15/53 505,085
1,100,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/49 1,014,610
1,800,000 Pennsylvania Economic Development Finance Authority Revenue
Bonds Presbyterian Senior Living Project, Series 2021
4 .000 07/01/41 1,742,530
500,000 Pennsylvania Economic Development Finance Authority Revenue
Bonds Presbyterian Senior Living Project, Series 2021
4 .000 07/01/46 447,594
1,000,000 Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2
5 .000 07/01/42 1,032,514
2,655,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/41 2,290,271
3,345,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/47 2,574,207
TOTAL LONG-TERM CARE 33,793,983
TAX OBLIGATION/GENERAL - 16.6%
1,080,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/41 1,162,481
1,355,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/42 1,456,112
1,795,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/49 1,853,044
495,000 Allentown City School District, Lehigh County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019C - BAM
Insured
4 .000 02/01/36 499,511
1,000,000 Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2024
5 .000 08/01/43 1,075,682
1,695,000 Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2024
5 .000 08/01/44 1,810,206
2,000,000 (e) Carlisle Area School District, Cumberland County, Pennsylvania,
General Obligation Bonds, Series 2026
5 .000 09/01/51 2,063,120
400,000 Central Dauphin School District, Dauphin County, Pennsylvania,
General Obligation Bonds, Series 2026
5 .000 05/15/36 445,723
4,000,000 (f) Coatesville Area School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2020A - BAM Insured
0 .000 10/01/35 2,742,830
1,950,000 (f) Coatesville Area School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2020A - BAM Insured
0 .000 10/01/37 1,209,738
1,000,000 Delaware County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 08/01/48 1,035,963
200,000 Ephrata Area School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Notes Series 2026B
5 .000 03/01/36 220,577
200,000 Ephrata Area School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Notes Series 2026B
5 .000 03/01/38 218,038
855,000 Fayette County, Pennsylvania, General Obligation Bonds, Notes
Series 2021A - AGM Insured
2 .000 11/15/43 553,577
1,635,000 (f) Girard School District, Erie County, Pennsylvania, General
Obligation Bonds, Series 1999B - FGIC Insured
0 .000 11/15/28 1,498,497

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,250,000 Hatboro-Horsham School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2023A
5 .250% 09/15/51 $ 1,309,630
900,000 Haverford Township School District, Delaware County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 03/15/43 952,662
1,000,000 Lancaster County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 11/01/36 1,087,504
615,000 Lancaster, Pennsylvania, General Obligation Bonds, Series 2016
- AGM Insured
5 .000 11/01/27 615,901
1,000,000 Littlestown Area School District, Adams County, Pennsylvania,
General Obligation Bonds, Series 2023A - BAM Insured
5 .000 10/01/50 1,026,772
1,000,000 (e) Marple Newtown School District, Delaware County, Pennsylvania,
General Obligation Bonds, Series 2026A
5 .000 06/01/46 1,075,705
1,500,000 Middletown Area School District, Dauphin County, Pennsylvania,
General Obligation Bonds, Series 2023 - BAM Insured
5 .000 03/01/38 1,534,572
600,000 Muhlenberg School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 2025
5 .000 05/15/50 619,851
860,000 (e) Norristown Area School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2026
5 .000 10/01/44 915,713
525,000 North Penn School District, Montgomery and Bucks Counties,
Pennsylvania, General Obligation Bonds, Series 2026
5 .000 03/01/46 556,399
1,150,000 Northampton Area School District, Northampton County,
Pennsylvania, General Obligation Bonds, Series 2026 - BAM
Insured
4 .000 04/01/41 1,157,988
690,000 Northampton County, Pennsylvania, General Obligation Bonds,
Series 2025
5 .000 10/01/36 765,298
2,500,000 Parkland School District, Lehigh County, Pennsylvania, General
Obligation Bonds, Series 2026
5 .250 02/01/51 2,615,598
1,500,000 (e) Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2026B
5 .000 03/01/40 1,641,205
10,000,000 Pennsylvania State, General Obligation Bonds, First Series 2023 4 .000 09/01/40 10,169,022
1,000,000 Pennsylvania State, General Obligation Bonds, First Series 2026 5 .000 04/01/43 1,103,036
1,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Green Series 2023B
5 .000 09/01/48 1,550,553
2,785,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2007A - NPFG Insured
5 .000 06/01/34 3,139,705
1,570,000 (e) Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2026A
5 .500 09/01/51 1,701,734
1,000,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2025
4 .250 09/01/44 982,590
315,000 Rose Tree Media School District, Delaware County, Pennsylvania,
General Obligation Bonds, Series 2025
5 .000 04/01/33 354,240
1,000,000 Souderton Area School District, Pennsylvania, General Obligation
Bonds, Series 2026 - BAM Insured
4 .000 09/01/40 1,012,297
1,000,000 Souderton Area School District, Pennsylvania, General Obligation
Bonds, Series 2026 - BAM Insured
4 .000 09/01/41 1,008,946
2,000,000 State College Area School District, Centre County, Pennsylvania,
General Obligation Bonds, Series 2015
5 .000 03/15/40 2,000,325
30,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 30,025
1,600,000 Washington County, Pennsylvania, General Obligation Bonds,
Series 2024
4 .000 09/01/35 1,619,463
1,010,000 West Allegheny School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2021B
2 .000 09/01/26 1,006,002
900,000 West Mifflin Area School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019 - BAM
Insured
3 .000 04/01/34 870,453
TOTAL TAX OBLIGATION/GENERAL 60,268,288

Portfolio of Investments May 31, 2026
(continued)
Pennsylvania

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 5.3%
$ 100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000% 05/01/42 $ 105,606
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5 .000 05/01/33 102,630
890,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Subordinate Series 2022
5 .250 05/01/42 923,916
505,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 506,242
1,000,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,024,239
250,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/42 258,855
100,000 (b) Chester County Industrial Development Authority, Pennsylvania,
Special Obligation Bonds, Woodlands at Greystone Project,
Series 2018
5 .000 03/01/38 100,716
2,630,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 2,593,702
1,000,000 Delaware County Vocational-Technical School Authority,
Pennsylvania, Lease Revenue Bonds, Intermediate Unit Project,
Series 2025 - BAM Insured
5 .500 11/01/50 1,068,388
1,500,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .750 12/01/37 1,510,442
1,000,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .900 12/01/44 1,005,828
1,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Series 2018A
5 .250 12/01/44 1,038,075
4,000,000 Pennsylvania Turnpike Commission, Registration Fee Revenue
Bonds, Refunding Series 2025
5 .000 07/15/38 4,489,771
400,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service Agreement Revenue Bonds, Rebuild Project Series
2025A
5 .000 12/01/36 454,409
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 988,194
355,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 341,991
2,000,000 Southeastern Pennsylvania Transportation Authority, Revenue
Bonds, Asset Improvement Series 2022
5 .250 06/01/52 2,091,586
530,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5 .000 07/01/35 532,766
TOTAL TAX OBLIGATION/LIMITED 19,137,356
TRANSPORTATION - 10.2%
4,675,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/51 4,703,490
2,030,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/56 2,036,949
4,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT)
5 .500 01/01/50 4,234,408
1,955,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4 .000 07/01/35 1,955,801
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 1,008,477

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,315,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000% 01/01/36 $ 1,493,672
1,945,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Series 2018A
5 .000 01/01/37 2,030,788
2,115,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 2,115,709
4,375,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 4,554,496
665,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A
4 .250 12/01/44 675,805
3,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A
5 .000 12/01/48 3,140,205
1,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2024A
5 .000 12/01/42 1,087,335
1,615,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2024C
5 .250 12/01/54 1,709,839
2,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2025B
5 .250 12/01/45 2,207,780
1,250,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2020C, (AMT)
4 .000 07/01/50 1,124,091
1,625,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/35 1,813,127
1,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/39 1,089,483
TOTAL TRANSPORTATION 36,981,455
U.S. GUARANTEED - 1.5% (g)
730,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2016, (Pre-refunded 10/15/26)
5 .000 10/15/34 735,961
480,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017, (Pre-refunded 10/15/27)
5 .000 10/15/37 494,886
70,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000 01/01/39 73,854
570,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000 01/01/39 601,388
155,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A, (Pre-refunded 7/01/29)
5 .000 07/01/49 164,346
835,000 Monroe County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Pocono Medical Center, Series 2016, (Pre-
refunded 7/01/26)
5 .000 07/01/41 836,605
50,000 (a),(b) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017, (Pre-refunded
3/15/28)
5 .000 03/15/45 52,022
2,445,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-
refunded 1/01/27)
5 .000 07/01/45 2,478,935
TOTAL U.S. GUARANTEED 5,437,997
UTILITIES - 12.2%
2,170,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2018
5 .000 06/01/43 2,225,667
935,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2022
5 .000 06/01/53 958,991
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
5 .000 12/01/42 1,075,818
1,470,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
4 .000 12/01/44 1,448,695
1,875,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/45 2,011,722

Portfolio of Investments May 31, 2026
(continued)
Pennsylvania

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 2,805,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000% 12/01/50 $ 2,927,063
50,000 (c) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 52,369
1,000,000 Bucks County Water and Sewer Authority, Pennsylvania, Sewer
System Revenue Bonds, Series 2022A - AGM Insured
5 .250 12/01/47 1,057,726
605,000 Bucks County Water and Sewer Authority, Pennsylvania, Water
System Revenue Bonds, Series 2021 - AGM Insured
2 .250 12/01/44 402,961
1,250,000 Clairton Municipal Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2024B
4 .375 12/01/42 1,255,912
430,000 Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015
5 .000 05/01/40 430,506
1,260,000 Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue
Bonds, Series 2025 - BAM Insured
5 .000 12/01/42 1,338,605
1,000,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2024 - BAM
Insured
4 .000 12/01/46 965,250
1,325,000 (c) Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2 .450 12/01/39 1,251,665
1,765,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019A, (AMT)
3 .000 10/01/36 1,625,625
3,635,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019B, (AMT)
3 .100 11/01/38 3,230,469
10,450,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, Pennsylvania-American Water Company,
Refunding Series 2019
3 .000 04/01/39 9,256,176
1,000,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Fifteenth Series 2017
5 .000 08/01/37 1,017,127
1,765,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2018A
5 .000 10/01/43 1,821,179
1,500,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2019B
5 .000 11/01/54 1,526,092
1,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2022C
5 .000 06/01/38 1,089,216
1,510,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
5 .000 09/01/42 1,630,961
1,000,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
4 .250 09/01/53 968,975
1,000,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2025A
5 .250 09/01/50 1,052,833
750,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2026A
5 .000 09/01/37 857,896
2,000,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2026A
5 .000 09/01/52 2,081,708
1,000,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2026A
5 .000 09/01/56 1,031,945
TOTAL UTILITIES 44,593,152
TOTAL MUNICIPAL BONDS
(Cost $370,018,420) 352,290,672

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 6 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%   X –
CAPITAL GOODS - 0.0%
$ 64,338 (a),(d) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/26 $ 6
TOTAL CAPITAL GOODS 6
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $64,338) 6
TOTAL LONG-TERM INVESTMENTS
(Cost $370,082,758) 352,290,678
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%
X 5,000,000 MUNICIPAL BONDS - 1.4%   X –
TAX OBLIGATION/GENERAL - 1.4%
$ 2,000,000 (h) Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2020E
1 .600 03/01/52 $ 2,000,000
3,000,000 (h) Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2025B
1 .600 12/01/60 3,000,000
TOTAL TAX OBLIGATION/GENERAL 5,000,000
TOTAL MUNICIPAL BONDS
(Cost $5,000,000) 5,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,000,000) 5,000,000
TOTAL INVESTMENTS - 98.2%
(Cost $375,082,758) 357,290,678
OTHER ASSETS & LIABILITIES, NET - 1.8% 6,512,518
NET ASSETS - 100% $ 363,803,196
AMT Alternative Minimum Tax
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,553,650 or 1.3% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) When-issued or delayed delivery security.
(f) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments May 31, 2026
Virginia
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.2%
X 562,702,069 MUNICIPAL BONDS - 98.2%   X –
CONSUMER DISCRETIONARY - 0.5%
$ 2,825,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000% 12/01/55 $ 2,847,442
TOTAL CONSUMER DISCRETIONARY 2,847,442
CONSUMER STAPLES - 1.6%
230,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 226,462
600,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 549,604
6,155,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 5,172,688
4,055,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2
5 .200 06/01/46 3,468,026
TOTAL CONSUMER STAPLES 9,416,780
EDUCATION AND CIVIC ORGANIZATIONS - 8.2%
1,685,000 Alexandria Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Episcopal High School,
Series 2017
4 .000 01/01/40 1,686,619
1,455,000 Industrial Development Authority of the City of Lexington,
Virginia, Washington and Lee University, Educational Facility
Revenue Bonds, Refunding Series 2018A
5 .000 01/01/48 1,472,004
1,500,000 Loudoun County Industrial Development Authority, Virginia,
Multi-Modal Revenue Bonds, Howard Hughes Medical Institute,
Series 2022A
4 .000 10/01/52 1,401,362
2,000,000 Madison County Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Woodberry Forest School,
Series 2021
3 .000 10/01/50 1,453,961
500,000 Montgomery County Economic Development Authority, Virginia,
Revenue Bonds, Virginia Tech Foundation, Refunding Series
2017A
4 .000 06/01/37 501,975
750,000 Roanoke Economic Development Authority, Virginia, Educational
Facilities Revenue Bonds, Lynchburg College, Series 2018A
5 .000 09/01/43 729,034
600,000 Salem Economic Development Authority, Virginia, Educational
Facilities Revenue Bonds, Roanoke College, Series 2025
6 .000 04/01/50 633,033
2,500,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Green Series 2015A-2
5 .000 04/01/45 2,499,931
10,355,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017A
5 .000 04/01/39 10,519,926
5,000,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017A
5 .000 04/01/47 5,046,417
5,000,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017B
5 .000 04/01/46 5,050,928
1,790,000 Virginia College Building Authority Educational Facility, Revenue
Bonds, University of Richmond Refunding Series 2024
5 .000 03/01/49 1,888,849
1,000,000 (a) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5 .000 07/01/45 769,322
3,000,000 (a) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5 .000 07/01/35 2,577,891
4,465,000 (a) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5 .000 07/01/45 3,435,022
1,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2025
6 .000 06/01/50 1,055,959
1,575,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Washington and Lee University, Series 1998 -
NPFG Insured
5 .250 01/01/31 1,679,523
3,000,000 Virginia College Building Authority, Educational Facility Revenue
Bonds, University of Richmond, Refunding Series 2024
5 .000 03/01/54 3,131,957

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 Virginia College Building Authority, Educational Facility Revenue
Bonds, University of Richmond, Series Refunding 2026
5 .000% 03/01/40 $ 1,132,610
175,000 Virginia Commonwealth University, General Pledge Revenue
Bonds, Refunding Series 2018A
5 .000 11/01/38 181,742
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 46,848,065
HEALTH CARE - 18.6%
1,200,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
5 .000 07/01/31 1,292,427
1,050,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
5 .000 07/01/32 1,126,403
1,195,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/38 1,206,036
1,075,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/45 1,023,976
1,465,000 (b) Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series 2023A,
(Mandatory Put 7/01/31)
5 .000 07/01/53 1,563,671
1,920,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 1,783,646
3,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Refunding
Series 2022
4 .000 05/15/44 2,858,826
4,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2018A
4 .000 05/15/48 3,740,283
6,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2024
5 .000 05/15/51 6,252,505
3,000,000 Front Royal and Warren County Industrial Development
Authority, Virginia, Hospital Revenue Bonds, Valley Health System
Obligated Group, Series 2018
4 .000 01/01/50 2,667,232
4,270,000 Henrico County Economic Development Authority, Virginia,
Health Facilities Revenue Bonds, Bon Secours Mercy Health,
Series 2025A-VA
5 .000 11/01/48 4,413,425
3,500,000 (a) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2015A
5 .330 07/01/45 3,499,956
7,500,000 (a) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2017A
5 .000 07/01/46 7,414,994
1,000,000 Isle Economic Development Authority, Wight County, Virginia,
Health System Revenue Bonds, Riverside Health System Series
2023 - AGM Insured
5 .250 07/01/43 1,090,700
2,000,000 Isle Economic Development Authority, Wight County, Virginia,
Health System Revenue Bonds, Riverside Health System Series
2023
5 .250 07/01/53 2,080,443
4,000,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2017A
5 .000 01/01/47 4,004,381
4,050,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021
4 .000 01/01/47 3,624,191
3,000,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021 - BAM Insured
3 .000 01/01/51 2,204,732
2,925,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Series 2026A
5 .500 01/01/51 3,130,727
1,125,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Series 2026A
5 .500 01/01/56 1,194,759
5,250,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A
5 .000 07/01/47 5,687,204

Portfolio of Investments May 31, 2026
(continued)
Virginia

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 6,000,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A
4 .000% 07/01/51 $ 5,507,337
1,000,000 Rockingham County Economic Development Authority, Virginia,
Health Care Facilities Revenue Bonds, Sentara RMH Medical
Center, Refunding Series 2021A
3 .000 11/01/46 783,026
3,090,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
4 .000 06/15/37 3,042,309
6,500,000 Virginia Commonwealth University Health System Authority,
General Revenue Bonds, Series 2017B
5 .000 07/01/46 6,544,731
8,500,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/49 7,420,890
5,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2022A
5 .000 10/01/41 5,319,532
2,415,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2022A
5 .000 10/01/42 2,553,709
4,980,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding Series
2025A-1
5 .250 06/15/50 5,192,841
2,580,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding Series
2025A-1
5 .250 06/15/55 2,669,839
4,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Sentara Healthcare, Refunding Series 2020
4 .000 11/01/38 4,033,628
1,150,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Sentara Healthcare, Refunding Series 2020
4 .000 11/01/39 1,155,229
500,000 Winchester Economic Development Authority, Virginia, Revenue
Bonds, Valley Health System Obligated Group Series 2024A
5 .000 01/01/42 535,895
TOTAL HEALTH CARE 106,619,483
HOUSING/MULTIFAMILY - 6.5%
2,000,000 (b) Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, Dominion Square North
Project, Series 2023, (Mandatory Put 1/01/28)
5 .000 01/01/45 2,041,227
1,095,000 (a) Richmond Redevelopment and Housing Authority, Virginia, Multi-
Family Housing Revenue Bonds, American Tobacco Apartments,
Series 2017
5 .550 01/01/37 1,080,136
1,510,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015A
3 .500 03/01/35 1,510,044
1,790,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015A
3 .625 03/01/39 1,778,993
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015C
4 .000 08/01/45 975,537
2,585,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015E
3 .750 12/01/40 2,584,972
1,500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2016B
3 .350 05/01/36 1,484,260
1,710,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2017A
3 .875 03/01/47 1,567,056
3,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2019A
3 .600 09/01/39 2,969,984
1,250,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020E
2 .300 07/01/40 1,009,638
1,745,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020G
2 .200 09/01/40 1,390,224
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2021B
2 .400 03/01/46 1,444,873
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2021K
2 .375 12/01/41 1,580,980
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2022F
5 .000 10/01/52 1,015,906
1,895,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2023E
5 .250 10/01/63 1,940,486

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A
4 .450% 09/01/44 $ 1,005,534
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024D
4 .500 08/01/54 1,945,012
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024D
4 .625 08/01/60 976,497
1,500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2025A
4 .600 09/01/50 1,496,167
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2025C
5 .200 07/01/62 1,026,183
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2025F
4 .625 12/01/56 983,986
3,750,000 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured
5 .250 07/01/53 3,914,876
1,500,000 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured
4 .375 07/01/63 1,451,922
TOTAL HOUSING/MULTIFAMILY 37,174,493
HOUSING/SINGLE FAMILY - 1.6%
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .450 07/01/45 999,971
1,650,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-I
4 .600 10/01/54 1,629,707
850,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II
4 .400 10/01/44 852,425
1,150,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024D
4 .500 07/01/45 1,137,043
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
4 .950 07/01/45 1,031,552
2,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-2
5 .000 07/01/45 2,061,872
500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
4 .950 07/01/45 516,940
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2025G
4 .700 07/01/51 1,005,877
TOTAL HOUSING/SINGLE FAMILY 9,235,387
INDUSTRIALS - 0.4%
2,050,000 Amelia County Industrial Development Authority, Virginia, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Series
2002, (AMT)
1 .450 04/01/27 2,007,272
TOTAL INDUSTRIALS 2,007,272
LONG-TERM CARE - 5.2%
2,800,000 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds Westminster-Canterbury of the Blue Ridge Refunding
Series 2022A
4 .000 06/01/49 2,562,726
625,000 Chesterfield County  Health Center Commission, Virginia,
Residential Care Facility First Revenue Bonds, Lucy Corr Village,
Series 2026
6 .000 07/01/48 638,426
1,650,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Refunding Series 2020
4 .000 10/01/31 1,677,513
1,000,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Refunding Series 2020
4 .000 10/01/50 855,921
2,000,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Series 2022A
5 .000 10/01/52 1,964,255
1,000,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/50 819,091

Portfolio of Investments May 31, 2026
(continued)
Virginia

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 250,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875% 12/01/58 $ 272,832
610,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, WindsorMeade, Series
2021A
4 .000 06/01/41 550,382
1,615,000 Lexington Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Kendal at Lexington Retirement
Community Inc., Refunding Series 2022. Forward Delivery
4 .000 01/01/42 1,549,924
1,000,000 Lexington Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Kendal at Lexington Retirement
Community Inc., Refunding Series 2022. Forward Delivery
4 .000 01/01/48 884,956
2,680,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .000 01/01/49 2,539,706
2,695,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .250 01/01/54 2,606,023
2,500,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5 .000 01/01/46 2,450,793
1,000,000 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake
Ridge, Refunding Series 2016
5 .000 01/01/37 1,001,531
1,500,000 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake
Ridge, Refunding Series 2016
5 .000 01/01/46 1,434,849
2,110,000 Suffolk Economic Development Authority, Virginia, Retirement
Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./
United Church Homes and Services Obligated Group, Refunding
Series 2016
5 .000 09/01/26 2,110,688
500,000 Suffolk Economic Development Authority, Virginia, Retirement
Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./
United Church Homes and Services Obligated Group, Refunding
Series 2016
5 .000 09/01/31 500,105
2,245,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Refunding Series 2018
4 .000 09/01/48 1,848,286
570,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/53 625,355
1,000,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/59 1,091,672
2,000,000 Virginia Small Business Financing Authority, Virginia, Residential
Care Facility Revenue Bonds, Lifespire, Refunding Series 2024A
5 .500 12/01/54 2,061,411
TOTAL LONG-TERM CARE 30,046,445
TAX OBLIGATION/GENERAL - 6.1%
5,000,000 Arlington County, Virginia, General Obligation Bonds, Public
Improvement Series 2023
5 .000 06/15/38 5,493,651
3,500,000 Newport News, Virginia, General Obligation Bonds, General
Improvement Series 2026A
5 .000 08/01/42 3,880,263
1,335,000 Newport News, Virginia, General Obligation Bonds, Refunding &
Improvement Series 2015
3 .000 07/15/33 1,319,137
1,000,000 Norfolk, Virginia, General Obligation Bonds, Refunding Capital
Improvement Series 2023A
5 .000 09/01/40 1,090,622
6,715,000 (c) Patterson Joint Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election Series
2009B - AGM Insured
0 .000 08/01/45 3,006,316
2,919,572 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 3,069,255
4,500,000 (c) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 3,284,242

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000% 07/01/33 $ 1,002,347
3,000,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2024C
4 .000 03/01/57 2,815,645
2,000,000 Virginia Public School Authority, Special Obligation School
Financing Bonds, Prince William County, Series 2025
5 .000 10/01/39 2,245,616
2,000,000 Virginia Public School Authority, Special Obligation School
Financing Bonds, Stafford County Series 2026
5 .000 08/01/45 2,186,767
2,710,000 Virginia State, General Obligation Bonds, Series 2020A 4 .000 06/01/30 2,857,522
7,110,000 (c) Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B
0 .000 08/15/48 2,453,541
TOTAL TAX OBLIGATION/GENERAL 34,704,924
TAX OBLIGATION/LIMITED - 17.5%
1,485,000 Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017
5 .000 02/15/34 1,520,894
1,495,000 (a) Cherry Hill Community Development Authority, Virginia, Special
Assessment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,496,338
2,000,000 Chesterfield County Economic Development Authority, Virginia,
Revenue Bonds, County Mobility Projects, Series 2024
4 .000 04/01/50 1,865,859
1,500,000 (a) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II Project,
Series 2022
4 .500 03/01/55 1,295,371
1,000,000 Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Metrorail Parking System Project, Series 2017
5 .000 04/01/37 1,014,588
710,000 (a) Farms of New Kent Community Development Authority, Virginia,
Special Assessment Bonds, Refunding Series 2021A
3 .750 03/01/36 696,903
750,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/38 819,473
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/30 1,004,652
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/34 1,003,679
3,000,000 Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A
5 .000 07/01/50 3,079,320
2,000,000 Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A
5 .250 07/01/60 2,061,725
3,000,000 Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue Bonds,
Senior Lien Series 2018A
5 .000 07/01/48 3,053,191
3,000,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A
4 .000 07/01/52 2,735,929
2,405,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2024A
5 .250 07/01/59 2,525,233
3,000,000 (c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/51 830,605
3,365,000 (a) Lower Magnolia Green Community Development Authority,
Virginia, Special Assessment Bonds, Series 2015
5 .000 03/01/45 3,364,855
765,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 815,225
2,500,000 Northern Virginia Transportation Commission, Transportation
District Special Obligation Revenue Bonds, Transforming Rail In
Virginia Program, Green Series 2022
5 .000 06/01/47 2,607,735
240,000 (a) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
4 .500 09/01/28 241,788
1,300,000 (a) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/37 1,310,186
2,785,000 (a) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/45 2,790,466

Portfolio of Investments May 31, 2026
(continued)
Virginia

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 3,000,000 (a) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6 .125% 09/01/60 $ 3,037,740
58,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 56,073
317,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 287,576
210,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/31 176,755
432,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 336,430
2,350,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 631,154
2,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 2,408,421
10,855,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 10,726,847
2,180,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,173,818
61,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 56,925
31,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 29,864
1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/28 1,002,873
1,000,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 1,002,898
2,240,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A - AGM Insured
5 .000 10/01/34 2,260,804
2,000,000 (a) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 2,024,139
800,000 Virgin Islands Transportation & Infrastructure Corporation, Virgin
Islands, Grant Anticipation Revenue Bonds, Federal Highway
Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/43 860,172
2,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century Collage & Equipment Programs,
Series 2023A
5 .000 02/01/41 2,175,391
2,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2024A
4 .000 02/01/44 1,965,088
415,000 Virginia Gateway Community Development Authority, Prince
William County, Virginia, Special Assessment Refunding Bonds,
Series 2012
5 .000 03/01/30 415,546
4,000,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5 .250 07/01/48 4,251,386
1,250,000 Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2019B, (AMT)
5 .000 08/01/31 1,318,867
2,500,000 Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2019B, (AMT)
4 .000 08/01/35 2,525,092
1,500,000 Virginia Public Building Authority, Virginia, Public Facilities
Revenue Bonds, Series 2024A
5 .000 08/01/39 1,672,090
2,500,000 Virginia Public School Authority, School Financing Bonds, 1997
Resolution, Series 2022B
5 .000 08/01/52 2,579,253
25,000 Virginia Resources Authority, Infrastructure Revenue Bonds,
Pooled Financing Program, Series 2012A
5 .000 11/01/42 25,021
1,000,000 Virginia Resources Authority, State Moral Obligation Revenue
Bonds, Pooled Financing Program, Series 2024A
4 .250 11/01/49 984,735
1,005,000 Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia 921
Meyer Hotel Project, Senior Series 2026A-1
7 .000 12/01/49 1,009,860
1,315,000 (a) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia Beach
Oceanfront South Hotel Project, Senior Series 2020A-1
8 .000 10/01/43 1,318,760

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Virginia Transportation Board, Transportation Revenue Bonds,
Capital Projects, Series 2017
4 .000% 05/15/42 $ 999,554
2,000,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4 .000 07/15/43 2,002,666
2,000,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Second Lien Series 2025A
5 .250 07/15/50 2,130,665
2,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Second Lien Series 2025A
5 .000 07/15/60 2,055,252
1,000,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Green Series 2024A
5 .000 07/15/56 1,027,852
8,530,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 8,904,936
TOTAL TAX OBLIGATION/LIMITED 100,568,518
TRANSPORTATION - 22.9%
350,000 Capital Region Airport Commission, Virginia, Airport Revenue
Bonds, Refunding Series 2016A
4 .000 07/01/36 350,075
3,580,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016 - AGM Insured
5 .000 07/01/41 3,582,516
5,830,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 5,830,235
2,000,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/51 1,994,501
3,000,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .750 07/15/32 3,101,114
1,055,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 1,078,830
1,755,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B - AGM
Insured
4 .875 07/15/40 1,802,223
2,695,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Refunding Series 2024 - AGM Insured
4 .000 07/15/47 2,628,109
1,610,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/49 1,423,941
2,500,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/53 2,192,508
2,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A - AGM
Insured
4 .000 10/01/52 1,762,009
4,200,000 (c) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/26 4,158,059
5,850,000 (c) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/34 4,320,420
13,000,000 (c) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/36 8,753,502
3,300,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6 .500 10/01/44 3,488,979
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Forward Delivery Refunding Series 2020A,
(AMT)
5 .000 10/01/32 1,072,452
4,100,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2016A, (AMT)
5 .000 10/01/35 4,120,641
625,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/34 637,978

Portfolio of Investments May 31, 2026
(continued)
Virginia

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 3,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5 .000% 10/01/42 $ 3,035,787
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/31 3,125,521
3,345,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/37 3,441,394
2,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/48 2,006,441
4,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/38 4,152,513
1,450,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/42 1,551,493
2,985,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/48 3,090,475
35,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 35,022
595,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 594,985
1,000,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series
2019
5 .000 07/01/37 1,046,169
2,740,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series
2019
5 .000 07/01/43 2,828,479
1,875,000 Norfolk Airport Authority, Virginia, Senior Customer Facility
Charge Revenue Bonds, Consolidated Rental Car Facility, Series
2026B - BAM Insured, (AMT)
5 .500 07/01/56 1,975,085
2,000,000 Virginia Port Authority, Port Facilities Revenue Bonds, Series 2025 5 .000 07/01/44 2,166,008
5,825,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 5,784,270
3,750,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 3,698,860
3,975,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 3,886,712
1,265,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/34 1,342,603
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/35 1,056,186
3,200,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/37 3,354,326
1,640,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 1,718,871
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
4 .000 01/01/42 1,917,497
3,500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 3,542,878
5,250,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/52 5,216,230
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/57 985,174

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 2,365,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000% 01/01/33 $ 2,390,508
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/38 982,164
2,500,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/39 2,432,753
5,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 4,115,081
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 838,084
400,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B
5 .000 07/01/37 407,040
1,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/37 1,017,600
5,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/43 5,071,544
TOTAL TRANSPORTATION 131,105,845
U.S. GUARANTEED - 3.3% (d)
1,000,000 Fairfax County Economic Development Authority, Virginia,
County Facilities Revenue Bonds, Refunding Series 2017B, (Pre-
refunded 10/01/27)
5 .000 10/01/34 1,032,140
1,400,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/40 1,446,116
2,100,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/42 2,169,175
1,770,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/43 1,828,304
1,760,000 Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue Bonds,
Senior Lien Series 2018A, (Pre-refunded 1/01/28)
5 .500 07/01/57 1,840,789
5,250,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, (Pre-refunded
10/01/26) - AGC Insured
6 .500 10/01/41 5,317,069
1,000,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2016A, (Pre-refunded 7/07/26)
4 .000 01/15/40 1,001,219
2,045,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding
Series 2016B, (Pre-refunded 7/01/26), (AMT)
5 .000 07/01/34 2,048,148
2,000,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding
Series 2016B, (Pre-refunded 7/01/26), (AMT)
5 .000 07/01/41 2,003,079
TOTAL U.S. GUARANTEED 18,686,039
UTILITIES - 5.8%
770,000 Alexandria Sanitation Authority, Virginia, Wastewater Revenue
Bonds, Alexrenew Green Series 2024
5 .000 07/15/54 805,558
4,300,000 (b) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 4,503,715
1,000,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Refunding Series 2024A
5 .000 11/01/39 1,119,539
2,250,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Series 2024B
5 .000 07/01/49 2,365,207
3,765,000 Loudoun County Sanitation Authority, Virginia, Water and Sewer
System Revenue Bonds, Refunding Series 2021
4 .000 01/01/33 3,962,122
1,000,000 Loudoun County Sanitation Authority, Virginia, Water and Sewer
System Revenue Bonds, Refunding Series 2024
3 .000 01/01/42 886,877
1,000,000 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017 5 .000 11/01/42 1,021,065
3,000,000 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2024 5 .000 11/01/44 3,260,926

Portfolio of Investments May 31, 2026
(continued)
Virginia

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 Prince William County Service Authority, Virginia, Water and
Sewer System Revenue Bonds, Refunding Series 2025
5 .000% 07/15/42 $ 1,112,320
1,290,000 Prince William County Service Authority, Virginia, Water and
Sewer System Revenue Bonds, Refunding Series 2025
5 .000 07/15/45 1,402,216
4,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 4,515,103
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,920,670
1,000,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2023C
5 .000 01/15/47 1,058,398
1,500,000 (e) Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2026B
5 .000 01/15/54 1,570,169
3,600,000 (a),(b) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, (AMT), (Mandatory
Put 7/01/38)
5 .000 01/01/48 3,508,515
430,000 (b) Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3 .125 10/01/40 428,976
TOTAL UTILITIES 33,441,376
TOTAL MUNICIPAL BONDS
(Cost $561,906,366) 562,702,069
TOTAL LONG-TERM INVESTMENTS
(Cost $561,906,366) 562,702,069
OTHER ASSETS & LIABILITIES, NET - 1.8% 10,424,920
NET ASSETS - 100% $ 573,126,989
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $49,561,857 or 8.8% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) When-issued or delayed delivery security.

Statement of Assets and Liabilities
See Notes to Financial Statements

May 31, 2026 Arizona Colorado Maryland New Mexico Pennsylvania Virginia
ASSETS
Long-term investments, at value
†
$ 173,811,952 $ 459,786,833 $ 260,922,067 $ 69,232,238 $ 352,290,678 $ 562,702,069
Short-term investments, at value
◊
1,300,000 – 2,000,000 – 5,000,000 –
Cash 2,245,099 9,201,987 1,646,995 930,715 1,449,166 1,124,908
Receivables:
Interest 3,055,551 8,381,761 4,271,729 1,024,870 4,509,505 8,377,299
Investments sold 1,625,170 7,000,000 1,309,000 – 2,741,000 4,045,561
Reimbursement from Adviser – – 3,080 1,073 – 14,565
Shares sold 267,233 743,350 697,665 41,171 643,315 243,186
Sale of Vistra Vision interest
#
(1)
– – – – 5,706,767 –
Other 4,066 14,886 6,341 1,607 20,953 29,224
Total assets 182,309,071 485,128,817 270,856,877 71,231,674 372,361,384 576,536,812
LIABILITIES
Payables:
Management fees 75,783 198,114 111,851 30,160 151,041 235,780
Dividends 105,715 163,998 270,916 35,584 283,992 487,390
Interest 348 999 508 147 867 1,131
Investments purchased - when-issued/delayed-
delivery settlement 2,433,788 2,077,940 1,118,020 – 7,331,748 1,535,565
Shares redeemed 336,231 644,989 772,089 68,458 401,869 849,296
Vistra Vision sale transactions costs
(1)
– – – – 129,816 –
Accrued expenses:
Custodian fees 56,000 94,490 66,822 33,729 89,929 93,884
Trustees fees 4,899 17,036 8,200 2,087 23,914 32,416
Professional fees 35,340 39,401 36,356 33,872 37,919 40,328
Shareholder reporting expenses 8,073 13,283 9,557 6,304 13,916 15,533
Shareholder servicing agent fees 14,432 42,417 33,987 6,777 53,093 74,533
12b-1 distribution and service fees 15,596 31,243 17,565 7,372 30,249 40,033
Other 3,300 — 2,952 1,824 9,835 3,934
Total liabilities 3,089,505 3,323,910 2,448,823 226,314 8,558,188 3,409,823
Net assets $ 179,219,566 $ 481,804,907 $ 268,408,054 $ 71,005,360 $ 363,803,196 $ 573,126,989
NET ASSETS CONSIST OF:
Paid-in capital $ 194,775,188 $ 527,427,802 $ 295,137,475 $ 77,798,660 $ 396,065,012 $ 626,498,428
Total distributable earnings (loss) (15,555,622) (45,622,895) (26,729,421) (6,793,300) (32,261,816) (53,371,439)
Net assets $ 179,219,566 $ 481,804,907 $ 268,408,054 $ 71,005,360 $ 363,803,196 $ 573,126,989
†
   Long-term investments, cost $ 175,318,509 $ 461,537,863 $ 263,344,337 $ 69,939,249 $ 370,082,758 $ 561,906,366
◊
   Short-term investments, cost $ 1,300,000 $ — $ 2,000,000 $ — $ 5,000,000 $ —
#
   Net of discount of $ – $ – $ – $ – $ 193,942 $ –
(1)
Refer to Note 4 of the Notes to Financial Statements for more information.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Arizona Colorado Maryland New Mexico Pennsylvania Virginia
CLASS A:
Net assets $ 83,060,205 $ 163,977,807 $ 90,933,859 $ 38,756,186 $ 149,624,119 $ 203,221,589
Shares outstanding 8,194,171 16,420,765 9,215,846 3,998,705 14,576,084 19,869,454
Net asset value ("NAV") per share $ 10.14 $ 9.99 $ 9.87 $ 9.69 $ 10.27 $ 10.23
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 10.58 $ 10.43 $ 10.30 $ 10.11 $ 10.72 $ 10.68
CLASS C:
Net assets $ 1,903,517 $ 4,675,964 $ 2,725,550 $ 997,425 $ 5,935,544 $ 6,628,153
Shares outstanding 187,937 469,050 277,272 102,771 580,273 648,548
NAV and offering price per share $ 10.13 $ 9.97 $ 9.83 $ 9.71 $ 10.23 $ 10.22
CLASS I:
Net assets $ 94,255,844 $ 313,151,136 $ 174,748,645 $ 31,251,749 $ 208,243,533 $ 363,277,247
Shares outstanding 9,283,685 31,367,644 17,716,042 3,210,384 20,316,533 35,590,946
NAV and offering price per share $ 10.15 $ 9.98 $ 9.86 $ 9.73 $ 10.25 $ 10.21
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended May 31, 2026 Arizona Colorado Maryland New Mexico
INVESTMENT INCOME
Interest $ 6,826,777 $ 20,420,954 $ 10,603,911 $ 2,739,768
Total investment income 6,826,777 20,420,954 10,603,911 2,739,768
EXPENSES
– – – –
Management fees 852,266 2,292,454 1,242,934 345,805
12b-1 service fees - Class A 156,696 322,057 175,505 77,296
12b-1 distribution and service fees - Class C 22,162 51,032 29,033 7,298
Shareholder servicing agent fees - Class A 22,292 50,594 30,934 12,775
Shareholder servicing agent fees - Class C 635 1,605 1,024 242
Shareholder servicing agent fees - Class I 25,256 94,331 55,675 9,558
Interest expense 32,279 66,691 8,564 2,509
Trustees fees 8,217 22,756 12,160 3,292
Custodian expenses, net 40,518 67,659 48,421 24,599
Registration fees 13,989 7,551 11,639 7,932
Professional fees 49,430 57,790 52,075 46,135
Shareholder reporting expenses 25,175 32,083 29,091 25,026
Other 11,042 14,566 12,154 10,116
Total expenses before fee waiver/expense reimbursement 1,259,957 3,081,169 1,709,209 572,583
Fee waiver/expense reimbursement — — (92,691) (53,128)
Net expenses 1,259,957 3,081,169 1,616,518 519,455
Net investment income (loss) 5,566,820 17,339,785 8,987,393 2,220,313
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (222,739) (42,977) (1,619,330) (367,843)
Net realized gain (loss) (222,739) (42,977) (1,619,330) (367,843)
Change in unrealized appreciation (depreciation) on:
Investments 6,304,234 12,735,867 10,638,065 2,983,745
Net change in unrealized appreciation (depreciation) 6,304,234 12,735,867 10,638,065 2,983,745
Net realized and unrealized gain (loss) 6,081,495 12,692,890 9,018,735 2,615,902
Net increase (decrease) in net assets from operations $ 11,648,315 $ 30,032,675 $ 18,006,128 $ 4,836,215

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended May 31, 2026 Pennsylvania Virginia
INVESTMENT INCOME
Interest $ 14,918,630 $ 23,788,979
Total investment income 14,918,630 23,788,979
EXPENSES
– –
Management fees 1,744,427 2,663,673
12b-1 service fees - Class A 292,670 385,697
12b-1 distribution and service fees - Class C 63,483 64,173
Shareholder servicing agent fees - Class A 65,085 75,349
Shareholder servicing agent fees - Class C 2,815 2,505
Shareholder servicing agent fees - Class I 89,067 135,140
Interest expense 27,448 9,259
Trustees fees 17,581 26,577
Custodian expenses, net 57,489 68,656
Registration fees 8,126 8,915
Professional fees 54,580 60,220
Shareholder reporting expenses 31,926 33,899
Other 21,075 14,980
Total expenses before fee waiver/expense reimbursement 2,475,772 3,549,043
Fee waiver/expense reimbursement — (231,087)
Net expenses 2,475,772 3,317,956
Net investment income (loss) 12,442,858 20,471,023
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (2,103,129) (1,150,565)
Net realized gain (loss) (2,103,129) (1,150,565)
Change in unrealized appreciation (depreciation) on:
Investments 17,351,028 18,507,532
Net change in unrealized appreciation (depreciation) 17,351,028 18,507,532
Net realized and unrealized gain (loss) 15,247,899 17,356,967
Net increase (decrease) in net assets from operations $ 27,690,757 $ 37,827,990

Statement of Changes in Net Assets
See Notes to Financial Statements

Arizona Colorado
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 5,566,820 $ 5,261,187 $ 17,339,785 $ 17,546,441
Net realized gain (loss) (222,739) (1,149,896) (42,977) (2,369,845)
Net change in unrealized appreciation (depreciation) 6,304,234 (3,141,759) 12,735,867 (10,838,587)
Net increase (decrease) in net assets from operations 11,648,315 969,532 30,032,675 4,338,009
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,490,905) (2,191,609) (5,863,663) (5,704,527)
Class C (53,215) (62,336) (145,734) (185,437)
Class I (3,035,567) (2,954,631) (11,500,981) (11,386,775)
Total distributions (5,579,687) (5,208,576) (17,510,378) (17,276,739)
FUND SHARE TRANSACTIONS
Subscriptions 46,414,941 50,674,249 149,272,323 139,949,565
Reinvestments of distributions 4,287,296 4,049,146 15,556,698 15,407,531
Redemptions (36,537,339) (48,771,040) (153,267,548) (154,679,694)
Net increase (decrease) from Fund share transactions 14,164,898 5,952,355 11,561,473 677,402
Net increase (decrease) in net assets 20,233,526 1,713,311 24,083,770 (12,261,328)
Net assets at the beginning of period 158,986,040 157,272,729 457,721,137 469,982,465
Net assets at the end of period $ 179,219,566 $ 158,986,040 $ 481,804,907 $ 457,721,137

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Maryland New Mexico
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 8,987,393 $ 9,283,672 $ 2,220,313 $ 2,165,659
Net realized gain (loss) (1,619,330) (2,533,039) (367,843) (210,459)
Net change in unrealized appreciation (depreciation) 10,638,065 (2,777,641) 2,983,745 (1,349,497)
Net increase (decrease) in net assets from operations 18,006,128 3,972,992 4,836,215 605,703
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,134,822) (3,038,032) (1,202,494) (1,237,278)
Class C (80,800) (88,858) (17,198) (22,393)
Class I (5,944,842) (6,148,401) (969,280) (925,932)
Total distributions (9,160,464) (9,275,291) (2,188,972) (2,185,603)
FUND SHARE TRANSACTIONS
Subscriptions 77,503,820 79,684,474 18,297,891 12,865,775
Reinvestments of distributions 6,128,811 6,603,847 1,745,998 1,730,240
Redemptions (58,963,151) (110,404,873) (19,684,588) (13,282,138)
Net increase (decrease) from Fund share transactions 24,669,480 (24,116,552) 359,301 1,313,877
Net increase (decrease) in net assets 33,515,144 (29,418,851) 3,006,544 (266,023)
Net assets at the beginning of period 234,892,910 264,311,761 67,998,816 68,264,839
Net assets at the end of period $ 268,408,054 $ 234,892,910 $ 71,005,360 $ 67,998,816

See Notes to Financial Statements

Pennsylvania Virginia
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 12,442,858 $ 12,935,037 $ 20,471,023 $ 19,070,152
Net realized gain (loss) (2,103,129) (1,468,083) (1,150,565) (2,890,568)
Net change in unrealized appreciation (depreciation) 17,351,028 (10,112,857) 18,507,532 (12,749,020)
Net increase (decrease) in net assets from operations 27,690,757 1,354,097 37,827,990 3,430,564
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (5,038,075) (4,784,404) (7,065,255) (6,628,679)
Class C (166,204) (190,251) (183,461) (208,731)
Class I (7,257,632) (8,036,664) (13,322,566) (11,917,723)
Total distributions (12,461,911) (13,011,319) (20,571,282) (18,755,133)
FUND SHARE TRANSACTIONS
Subscriptions 70,887,950 84,817,129 204,136,556 173,229,928
Reinvestments of distributions 9,059,130 9,995,530 14,787,358 13,773,758
Redemptions (74,581,234) (152,858,105) (181,283,846) (164,976,899)
Net increase (decrease) from Fund share transactions 5,365,846 (58,045,446) 37,640,068 22,026,787
Net increase (decrease) in net assets 20,594,692 (69,702,668) 54,896,776 6,702,218
Net assets at the beginning of period 343,208,504 412,911,172 518,230,213 511,527,995
Net assets at the end of period $ 363,803,196 $ 343,208,504 $ 573,126,989 $ 518,230,213

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Arizona
Class
A
5/31/26
$ 9.77 $ 0.32 $ 0.37 $ 0.69 $ (0.32) $ — $ (0.32) $ 10.14
5/31/25
10.01 0.31 (0.24) 0.07 (0.31) — (0.31) 9.77
5/31/24
9.95 0.29 0.06 0.35 (0.29) — (0.29) 10.01
5/31/23
10.31 0.26 (0.37) (0.11) (0.25) — (0.25) 9.95
5/31/22
11.36 0.22 (1.05) (0.83) (0.22) — (0.22) 10.31
Class
C
5/31/26
9.76 0.24 0.37 0.61 (0.24) — (0.24) 10.13
5/31/25
10.01 0.23 (0.26) (0.03) (0.22) — (0.22) 9.76
5/31/24
9.94 0.21 0.07 0.28 (0.21) — (0.21) 10.01
5/31/23
10.31 0.18 (0.38) (0.20) (0.17) — (0.17) 9.94
5/31/22
11.35 0.13 (1.04) (0.91) (0.13) — (0.13) 10.31
Class
I
5/31/26
9.79 0.34 0.36 0.70 (0.34) — (0.34) 10.15
5/31/25
10.03 0.33 (0.24) 0.09 (0.33) — (0.33) 9.79
5/31/24
9.97 0.31 0.06 0.37 (0.31) — (0.31) 10.03
5/31/23
10.33 0.28 (0.37) (0.09) (0.27) — (0.27) 9.97
5/31/22
11.38 0.24 (1.05) (0.81) (0.24) — (0.24) 10.33
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
7 .13% $ 83,060 0 .84% 0 .82% 3 .19% 8%
0 .60 71,781 0 .84 0 .81 3 .05 20
3 .59 70,877 0 .83 0 .82 2 .95 16
( 1 .03 ) 72,638 0 .82 0 .82 2 .61 22
( 7 .46 ) 71,380 0 .81 0 .80 2 .00 16
6 .31 1,904 1 .64 1 .62 2 .38 8
( 0 .32 ) 2,492 1 .64 1 .61 2 .24 20
2 .85 3,151 1 .63 1 .62 2 .15 16
( 1 .91 ) 3,211 1 .62 1 .62 1 .79 22
( 8 .12 ) 4,362 1 .61 1 .60 1 .20 16
7 .27 94,256 0 .64 0 .62 3 .39 8
0 .79 84,713 0 .64 0 .61 3 .25 20
3 .78 83,244 0 .63 0 .62 3 .14 16
( 0 .83 ) 96,453 0 .62 0 .62 2 .80 22
( 7 .25 ) 100,535 0 .61 0 .60 2 .20 16

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Colorado
Class
A
5/31/26
$ 9.72 $ 0.36 $ 0.27 $ 0.63 $ (0.36) $ — $ (0.36) $ 9.99
5/31/25
9.97 0.35 (0.26) 0.09 (0.34) — (0.34) 9.72
5/31/24
9.99 0.33 (0.02) 0.31 (0.33) — (0.33) 9.97
5/31/23
10.33 0.28 (0.35) (0.07) (0.27) — (0.27) 9.99
5/31/22
11.34 0.22 (1.03) (0.81) (0.20) — (0.20) 10.33
Class
C
5/31/26
9.70 0.28 0.27 0.55 (0.28) — (0.28) 9.97
5/31/25
9.95 0.27 (0.26) 0.01 (0.26) — (0.26) 9.70
5/31/24
9.97 0.25 (0.02) 0.23 (0.25) — (0.25) 9.95
5/31/23
10.31 0.20 (0.35) (0.15) (0.19) — (0.19) 9.97
5/31/22
11.32 0.13 (1.03) (0.90) (0.11) — (0.11) 10.31
Class
I
5/31/26
9.71 0.38 0.27 0.65 (0.38) — (0.38) 9.98
5/31/25
9.96 0.37 (0.26) 0.11 (0.36) — (0.36) 9.71
5/31/24
9.98 0.35 (0.02) 0.33 (0.35) — (0.35) 9.96
5/31/23
10.32 0.30 (0.35) (0.05) (0.29) — (0.29) 9.98
5/31/22
11.33 0.24 (1.03) (0.79) (0.22) — (0.22) 10.32
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
6 .58% $ 163,978 0 .78% 0 .77% 3 .59% 12%
0 .88 163,466 0 .77 0 .76 3 .46 15
3 .18 161,545 0 .79 0 .78 3 .30 30
( 0 .63 ) 163,150 0 .78 0 .78 2 .84 41
( 7 .26 ) 179,414 0 .77 0 .77 1 .97 18
5 .76 4,676 1 .58 1 .57 2 .79 12
0 .04 5,694 1 .57 1 .56 2 .64 15
2 .33 8,293 1 .59 1 .58 2 .49 30
( 1 .44 ) 11,383 1 .58 1 .58 2 .02 41
( 8 .03 ) 15,955 1 .57 1 .57 1 .17 18
6 .78 313,151 0 .58 0 .57 3 .80 12
1 .06 288,560 0 .57 0 .56 3 .65 15
3 .36 300,145 0 .59 0 .58 3 .50 30
( 0 .44 ) 282,198 0 .58 0 .58 3 .03 41
( 7 .07 ) 300,135 0 .57 0 .57 2 .18 18

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Maryland
Class
A
5/31/26
$ 9.51 $ 0.34 $ 0.37 $ 0.71 $ (0.35) $ — $ (0.35) $ 9.87
5/31/25
9.72 0.33 (0.21) 0.12 (0.33) — (0.33) 9.51
5/31/24
9.71 0.32 —
(e)
0.32 (0.31) — (0.31) 9.72
5/31/23
10.10 0.29 (0.41) (0.12) (0.27) — (0.27) 9.71
5/31/22
11.13 0.24 (1.04) (0.80) (0.23) — (0.23) 10.10
Class
C
5/31/26
9.47 0.26 0.37 0.63 (0.27) — (0.27) 9.83
5/31/25
9.68 0.25 (0.21) 0.04 (0.25) — (0.25) 9.47
5/31/24
9.67 0.24 —
(e)
0.24 (0.23) — (0.23) 9.68
5/31/23
10.06 0.21 (0.41) (0.20) (0.19) — (0.19) 9.67
5/31/22
11.08 0.16 (1.04) (0.88) (0.14) — (0.14) 10.06
Class
I
5/31/26
9.50 0.36 0.37 0.73 (0.37) — (0.37) 9.86
5/31/25
9.72 0.35 (0.22) 0.13 (0.35) — (0.35) 9.50
5/31/24
9.70 0.34 0.01 0.35 (0.33) — (0.33) 9.72
5/31/23
10.10 0.30 (0.41) (0.11) (0.29) — (0.29) 9.70
5/31/22
11.13 0.27 (1.04) (0.77) (0.26) — (0.26) 10.10
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
7.55% $ 90,934 0.80% 0.80% 0.76% 0.76% 3.49% 11%
1.21 86,700 0.84 0.80 0.83 0.79 3.39 23
3.37 88,743 0.83 0.80 0.83 N/A 3.27 18
(1.11) 88,766 0.80 0.80 0.80 N/A 2.92 23
(7.27) 96,337 0.78 0.78 0.79 N/A 2.25 22
6.72 2,726 1.60 1.60 1.56 1.56 2.70 11
0.37 2,987 1.64 1.60 1.63 1.59 2.58 23
2.56 3,963 1.63 1.60 1.64 N/A 2.47 18
(1.94) 5,111 1.60 1.60 1.60 N/A 2.12 23
(7.98) 7,861 1.58 1.58 1.59 N/A 1.45 22
7.75 174,749 0.60 0.60 0.56 0.56 3.69 11
1.29 145,206 0.63 0.59 0.63 0.59 3.57 23
3.70 171,606 0.63 0.60 0.63 N/A 3.46 18
(1.02) 156,560 0.60 0.60 0.60 N/A 3.12 23
(7.06) 167,055 0.58 0.58 0.59 N/A 2.45 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New Mexico
Class
A
5/31/26
$ 9.31 $ 0.30 $ 0.38 $ 0.68 $ (0.30) $ — $ (0.30) $ 9.69
5/31/25
9.52 0.29 (0.20) 0.09 (0.30) — (0.30) 9.31
5/31/24
9.50 0.28 0.03 0.31 (0.29) — (0.29) 9.52
5/31/23
9.85 0.26 (0.37) (0.11) (0.24) — (0.24) 9.50
5/31/22
10.75 0.23 (0.90) (0.67) (0.23) — (0.23) 9.85
Class
C
5/31/26
9.33 0.23 0.38 0.61 (0.23) — (0.23) 9.71
5/31/25
9.54 0.22 (0.21) 0.01 (0.22) — (0.22) 9.33
5/31/24
9.51 0.21 0.03 0.24 (0.21) — (0.21) 9.54
5/31/23
9.87 0.18 (0.37) (0.19) (0.17) — (0.17) 9.51
5/31/22
10.77 0.15 (0.91) (0.76) (0.14) — (0.14) 9.87
Class
I
5/31/26
9.35 0.32 0.38 0.70 (0.32) — (0.32) 9.73
5/31/25
9.57 0.32 (0.22) 0.10 (0.32) — (0.32) 9.35
5/31/24
9.54 0.30 0.04 0.34 (0.31) — (0.31) 9.57
5/31/23
9.90 0.28 (0.37) (0.09) (0.27) — (0.27) 9.54
5/31/22
10.81 0.25 (0.91) (0.66) (0.25) — (0.25) 9.90
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
7 .36% $ 38,756 0 .91% 0 .91% 0 .83% 0 .83% 3 .17% 16%
0 .87 39,324 0 .92 0 .90 0 .91 0 .89 3 .07 16
3 .31 40,136 0 .90 0 .88 0 .90 N/A 2 .99 6
( 1 .05 ) 46,298 0 .87 0 .86 0 .87 N/A 2 .72 17
( 6 .35 ) 57,918 0 .84 0 .84 0 .84 N/A 2 .21 15
6 .55 997 1 .71 1 .71 1 .63 1 .63 2 .37 16
0 .08 682 1 .72 1 .70 1 .71 1 .69 2 .26 16
2 .59 1,195 1 .70 1 .68 1 .70 N/A 2 .19 6
( 1 .93 ) 1,516 1 .67 1 .66 1 .67 N/A 1 .92 17
( 7 .08 ) 1,915 1 .64 1 .64 1 .64 N/A 1 .41 15
7 .60 31,252 0 .71 0 .71 0 .63 0 .63 3 .37 16
0 .97 27,993 0 .72 0 .70 0 .71 0 .69 3 .27 16
3 .60 26,934 0 .70 0 .68 0 .70 N/A 3 .18 6
( 0 .91 ) 28,879 0 .67 0 .66 0 .67 N/A 2 .92 17
( 6 .20 ) 29,677 0 .64 0 .64 0 .64 N/A 2 .41 15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Pennsylvania
Class
A
5/31/26
$ 9.83 $ 0.35 $ 0.44 $ 0.79 $ (0.35) $ — $ (0.35) $ 10.27
5/31/25
10.16 0.32 (0.33) (0.01) (0.32) — (0.32) 9.83
5/31/24
10.05 0.29 0.11 0.40 (0.29) — (0.29) 10.16
5/31/23
10.54 0.26 (0.50) (0.24) (0.25) — (0.25) 10.05
5/31/22
11.44 0.24 (0.92) (0.68) (0.22) — (0.22) 10.54
Class
C
5/31/26
9.79 0.26 0.44 0.70 (0.26) — (0.26) 10.23
5/31/25
10.12 0.24 (0.33) (0.09) (0.24) — (0.24) 9.79
5/31/24
10.01 0.21 0.10 0.31 (0.20) — (0.20) 10.12
5/31/23
10.50 0.17 (0.49) (0.32) (0.17) — (0.17) 10.01
5/31/22
11.39 0.15 (0.91) (0.76) (0.13) — (0.13) 10.50
Class
I
5/31/26
9.81 0.37 0.44 0.81 (0.37) — (0.37) 10.25
5/31/25
10.14 0.34 (0.33) 0.01 (0.34) — (0.34) 9.81
5/31/24
10.03 0.31 0.10 0.41 (0.30) — (0.30) 10.14
5/31/23
10.52 0.28 (0.50) (0.22) (0.27) — (0.27) 10.03
5/31/22
11.42 0.26 (0.91) (0.65) (0.25) — (0.25) 10.52
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
8 .12% $ 149,624 0 .80% 0 .79% 3 .43% 16%
( 0 .14 ) 144,556 0 .82 0 .79 3 .14 28
4 .00 153,548 0 .81 0 .79 2 .85 30
( 2 .27 ) 174,354 0 .80 0 .79 2 .53 6
( 6 .02 ) 200,786 0 .76 0 .76 2 .12 17
7 .26 5,936 1 .60 1 .59 2 .63 16
( 0 .96 ) 6,996 1 .62 1 .59 2 .33 28
3 .17 9,453 1 .61 1 .59 2 .04 30
( 3 .07 ) 12,749 1 .60 1 .59 1 .73 6
( 6 .71 ) 17,063 1 .56 1 .56 1 .31 17
8 .33 208,244 0 .60 0 .59 3 .63 16
0 .04 191,657 0 .62 0 .59 3 .31 28
4 .19 249,910 0 .61 0 .59 3 .04 30
( 2 .07 ) 261,510 0 .60 0 .59 2 .72 6
( 5 .83 ) 310,585 0 .56 0 .56 2 .32 17

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Virginia
Class
A
5/31/26
$ 9.90 $ 0.37 $ 0.33 $ 0.70 $ (0.37) $ — $ (0.37) $ 10.23
5/31/25
10.19 0.35 (0.29) 0.06 (0.35) — (0.35) 9.90
5/31/24
10.17 0.33 0.03 0.36 (0.34) — (0.34) 10.19
5/31/23
10.54 0.30 (0.40) (0.10) (0.27) — (0.27) 10.17
5/31/22
11.65 0.24 (1.12) (0.88) (0.23) — (0.23) 10.54
Class
C
5/31/26
9.89 0.29 0.33 0.62 (0.29) — (0.29) 10.22
5/31/25
10.18 0.27 (0.29) (0.02) (0.27) — (0.27) 9.89
5/31/24
10.16 0.25 0.02 0.27 (0.25) — (0.25) 10.18
5/31/23
10.53 0.20 (0.38) (0.18) (0.19) — (0.19) 10.16
5/31/22
11.64 0.15 (1.12) (0.97) (0.14) — (0.14) 10.53
Class
I
5/31/26
9.87 0.39 0.34 0.73 (0.39) — (0.39) 10.21
5/31/25
10.16 0.37 (0.29) 0.08 (0.37) — (0.37) 9.87
5/31/24
10.14 0.35 0.02 0.37 (0.35) — (0.35) 10.16
5/31/23
10.51 0.32 (0.40) (0.08) (0.29) — (0.29) 10.14
5/31/22
11.62 0.26 (1.12) (0.86) (0.25) — (0.25) 10.51
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
7 .18% $ 203,222 0 .77% 0 .77% 0 .72% 0 .72% 3 .64% 10%
0 .51 189,157 0 .79 0 .76 0 .74 0 .71 3 .44 20
3 .55 190,460 0 .80 0 .78 0 .79 0 .77 3 .28 20
( 0 .89 ) 181,817 0 .78 0 .78 0 .78 0 .78 2 .91 26
( 7 .68 ) 211,228 0 .76 0 .76 0 .76 0 .76 2 .09 27
6 .33 6,628 1 .57 1 .57 1 .52 1 .52 2 .84 10
( 0 .31 ) 6,606 1 .59 1 .56 1 .54 1 .51 2 .63 20
2 .72 8,924 1 .60 1 .58 1 .59 1 .57 2 .47 20
( 1 .68 ) 12,028 1 .58 1 .58 1 .58 1 .58 2 .10 26
( 8 .42 ) 16,787 1 .56 1 .56 1 .56 1 .56 1 .29 27
7 .49 363,277 0 .57 0 .57 0 .52 0 .52 3 .84 10
0 .68 322,467 0 .59 0 .56 0 .54 0 .51 3 .64 20
3 .75 312,144 0 .60 0 .58 0 .59 0 .57 3 .47 20
( 0 .68 ) 298,763 0 .58 0 .58 0 .58 0 .58 3 .10 26
( 7 .50 ) 351,852 0 .56 0 .56 0 .56 0 .56 2 .29 27

Notes to Financial Statements
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust I (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”),
Nuveen Colorado Municipal Bond Fund (“Colorado”), Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen New Mexico Municipal Bond
Fund (“New Mexico”), Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (each a
“Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
: The end of the reporting period for the Funds is May 31, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended May 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser
: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
Arizona
$ —
Colorado
—
Maryland
—
New Mexico
—
Pennsylvania
—
Virginia
—

Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind
(“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
 Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Notes to Financial Statements
(continued)
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
The carrying value of the Funds’ “Receivable for sale of Vistra Vision interest” approximates fair value. The “Receivable for sale of Vistra Vision interest” is classified as Level 2 and further described in these Notes to Financial Statements.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
Arizona
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 173,811,952 $ – $ 173,811,952
Short-Term Investments:
Municipal Bonds – 1,300,000 – 1,300,000
$ – $ 175,111,952 $ – $ 175,111,952
Colorado
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 459,786,833 $ – $ 459,786,833
$ – $ 459,786,833 $ – $ 459,786,833
Maryland
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 260,922,067 $ – $ 260,922,067
Short-Term Investments:
Municipal Bonds – 2,000,000 – 2,000,000
$ – $ 262,922,067 $ – $ 262,922,067
New Mexico
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 69,232,238 $ – $ 69,232,238
$ – $ 69,232,238 $ – $ 69,232,238
Pennsylvania
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 352,290,622 $ 50 $ 352,290,672
Variable Rate Senior Loan Interests – – 6 6
Short-Term Investments:
Municipal Bonds – 5,000,000 – 5,000,000
$ – $ 357,290,622 $ 56 $ 357,290,678
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 5,706,767 $ – $ 5,706,767
$ – $ 5,706,767 $ – $ 5,706,767
Virginia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 562,702,069 $ – $ 562,702,069
$ – $ 562,702,069 $ – $ 562,702,069

.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Arizona
$ 29,368,595 $ 13,713,034
Colorado
59,329,310 55,763,253
Maryland
45,146,850 27,689,029
New Mexico
12,290,770 10,573,638
Pennsylvania
66,722,661 53,552,146
Virginia
92,736,605 51,043,493

Notes to Financial Statements
(continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests:
On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, a Fund will receive proceeds from the sale over a series of payments from Vistra through December
31, 2026. The resulting receivable has been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/26
Year Ended
5/31/25
Arizona Shares Value Shares Value
Subscriptions:
Class A 1,880,495 $18,790,350 1,685,759 $16,994,661
Class C 44,461 442,357 41,754 417,028
Class I 2,720,115 27,182,234 3,280,336 33,262,560
Total subscriptions 4,645,071 46,414,941 5,007,849 50,674,249
Reinvestments of distributions:
Class A 211,868 2,123,739 184,165 1,859,859
Class C 5,073 50,694 5,537 55,872
Class I 210,531 2,112,863 210,734 2,133,415
Total reinvestments of distributions 427,472 4,287,296 400,436 4,049,146
Redemptions:
Class A (1,244,701) (12,470,249) (1,602,058) (16,111,774)
Class C (116,760) (1,171,959) (107,076) (1,077,288)
Class I (2,300,272) (22,895,131) (3,135,679) (31,581,978)
Total redemptions (3,661,733) (36,537,339) (4,844,813) (48,771,040)
Net increase (decrease) 1,410,810 $14,164,898 563,472 $5,952,355

Year Ended
5/31/26
Year Ended
5/31/25
Colorado Shares Value Shares Value
Subscriptions:
Class A 3,857,009 $38,162,790 3,790,453 $38,135,485
Class A - automatic conversion of Class C — — 21,774 220,257
Class C 65,063 644,223 50,619 513,954
Class I 11,183,712 110,465,310 10,044,619 101,079,869
Total subscriptions 15,105,784 149,272,323 13,907,465 139,949,565
Reinvestments of distributions:
Class A 575,719 5,696,574 548,622 5,515,638
Class C 14,371 141,939 17,506 175,880
Class I 982,168 9,718,185 966,693 9,716,013
Total reinvestments of distributions 1,572,258 15,556,698 1,532,821 15,407,531
Redemptions:
Class A (4,835,032) (47,817,358) (3,740,799) (37,609,055)
Class C (197,305) (1,944,436) (292,588) (2,943,736)
Class C - automatic conversion to Class A — — (21,798) (220,257)
Class I (10,508,546) (103,505,754) (11,425,016) (113,906,646)
Total redemptions (15,540,883) (153,267,548) (15,480,201) (154,679,694)
Net increase (decrease) 1,137,159 $11,561,473 (39,915) $677,402
Year Ended
5/31/26
Year Ended
5/31/25
Maryland Shares Value Shares Value
Subscriptions:
Class A 1,313,937 $12,837,656 1,086,092 $10,658,455
Class A - automatic conversion of Class C 1,860 17,769 1,858 18,286
Class C 78,397 761,244 69,716 688,864
Class I 6,569,076 63,887,151 6,996,832 68,318,869
Total subscriptions 7,963,270 77,503,820 8,154,498 79,684,474
Reinvestments of distributions:
Class A 255,707 2,494,875 243,464 2,396,209
Class C 6,768 65,778 7,165 70,285
Class I 365,723 3,568,158 419,823 4,137,353
Total reinvestments of distributions 628,198 6,128,811 670,452 6,603,847
Redemptions:
Class A (1,473,842) (14,341,705) (1,340,594) (13,187,118)
Class C (121,303) (1,179,597) (168,954) (1,664,341)
Class C - automatic conversion to Class A (1,867) (17,769) (1,865) (18,286)
Class I (4,497,120) (43,424,080) (9,798,284) (95,535,128)
Total redemptions (6,094,132) (58,963,151) (11,309,697) (110,404,873)
Net increase (decrease) 2,497,336 $24,669,480 (2,484,747) $(24,116,552)
Year Ended
5/31/26
Year Ended
5/31/25
New Mexico Shares Value Shares Value
Subscriptions:
Class A 959,074 $9,247,415 509,177 $4,903,506
Class C 45,891 441,720 9,787 93,990
Class I 895,071 8,608,756 818,025 7,868,279
Total subscriptions 1,900,036 18,297,891 1,336,989 12,865,775
Reinvestments of distributions:
Class A 102,985 986,449 103,368 993,195
Class C 1,565 15,041 2,089 20,142
Class I 77,353 744,508 74,269 716,903
Total reinvestments of distributions 181,903 1,745,998 179,726 1,730,240
Redemptions:
Class A (1,287,132) (12,321,748) (602,530) (5,802,145)
Class C (17,789) (167,540) (64,045) (617,625)
Class I (754,745) (7,195,300) (714,387) (6,862,368)
Total redemptions (2,059,666) (19,684,588) (1,380,962) (13,282,138)
Net increase (decrease) 22,273 $359,301 135,753 $1,313,877

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
Year Ended
5/31/26
Year Ended
5/31/25
Pennsylvania Shares Value Shares Value
Subscriptions:
Class A 1,873,545 $18,976,816 2,212,901 $22,322,103
Class A - automatic conversion of Class C 22,852 227,246 38,693 404,166
Class C 54,921 556,521 96,472 985,520
Class I 5,079,449 51,127,367 6,028,244 61,105,340
Total subscriptions 7,030,767 70,887,950 8,376,310 84,817,129
Reinvestments of distributions:
Class A 453,435 4,590,971 424,924 4,339,618
Class C 16,116 162,492 18,324 186,519
Class I 425,689 4,305,667 535,180 5,469,393
Total reinvestments of distributions 895,240 9,059,130 978,428 9,995,530
Redemptions:
Class A (2,486,506) (25,099,712) (3,075,248) (31,312,123)
Class C (182,534) (1,842,023) (295,132) (3,011,249)
Class C - automatic conversion to Class A (22,933) (227,246) (38,841) (404,166)
Class I (4,727,166) (47,412,253) (11,664,982) (118,130,567)
Total redemptions (7,419,139) (74,581,234) (15,074,203) (152,858,105)
Net increase (decrease) 506,868 $5,365,846 (5,719,465) $(58,045,446)
Year Ended
5/31/26
Year Ended
5/31/25
Virginia Shares Value Shares Value
Subscriptions:
Class A 7,572,975 $77,013,302 3,288,765 $33,933,341
Class A - automatic conversion of Class C 5,989 61,067 3,165 32,726
Class C 161,066 1,639,769 135,473 1,400,730
Class I 12,461,350 125,422,418 13,554,914 137,863,131
Total subscriptions 20,201,380 204,136,556 16,982,317 173,229,928
Reinvestments of distributions:
Class A 605,129 6,132,196 552,953 5,681,322
Class C 17,535 177,445 18,558 190,597
Class I 838,389 8,477,717 770,525 7,901,839
Total reinvestments of distributions 1,461,053 14,787,358 1,342,036 13,773,758
Redemptions:
Class A (7,426,875) (75,350,612) (3,428,885) (35,313,235)
Class C (192,074) (1,930,477) (359,672) (3,689,220)
Class C - automatic conversion to Class A (5,993) (61,067) (3,168) (32,726)
Class I (10,363,785) (103,941,690) (12,384,015) (125,941,718)
Total redemptions (17,988,727) (181,283,846) (16,175,740) (164,976,899)
Net increase (decrease) 3,673,706 $37,640,068 2,148,613 $22,026,787

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Arizona
$ 176,500,990 $ 1,852,231 $ (3,241,269) $ (1,389,038)
Colorado
461,397,776 4,109,868 (5,720,811) (1,610,943)
Maryland
264,946,624 3,376,471 (5,401,028) (2,024,557)
New Mexico
69,920,295 639,550 (1,327,607) (688,057)
Pennsylvania
374,809,682 3,807,087 (21,326,091) (17,519,004)
Virginia
560,718,520 12,720,804 (10,737,255) 1,983,549
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Arizona
$ 602,706 $ — $ — $ (1,389,038) $ (14,284,099) $ — $ (485,191) $ (15,555,622)
Colorado
2,141,232 15,072 — (1,610,943) (44,684,706) — (1,483,550) (45,622,895)
Maryland
803,996 184 — (2,024,557) (24,700,955) — (808,089) (26,729,421)
New Mexico
208,047 — — (688,057) (6,125,186) — (188,104) (6,793,300)
Pennsylvania
1,899,162 129,531 — (17,519,004) (15,717,621) — (1,053,884) (32,261,816)
Virginia
2,181,885 1,769 — 1,983,549 (55,718,834) — (1,819,808) (53,371,439)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2026 through May 31, 2026 and paid on June 1, 2026.
5/31/26 5/31/25
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Arizona
$ 5,579,687 $ — $ — $ 5,208,576 $ — $ —
Colorado
17,502,220 8,158 — 17,276,739 — —
Maryland
9,160,191 273 — 9,275,035 256 —
New Mexico
2,188,972 — — 2,185,603 — —
Pennsylvania
11,825,668 636,243 — 12,083,209 928,110 —
Virginia
20,568,660 2,622 — 18,749,094 6,039 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund Short-Term Long-Term Total
Arizona $ 4,156,065 $ 10,128,034 $ 14,284,099
Colorado 12,959,444 31,725,262 44,684,706
Maryland 7,077,347 17,623,608 24,700,955
New Mexico 1,440,686 4,684,500 6,125,186
Pennsylvania 8,242,113 7,475,508 15,717,621
Virginia 18,461,833 37,257,001 55,718,834

Notes to Financial Statements
(continued)
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the fund-level fee and complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Average Daily Net Assets Arizona Colorado Maryland New Mexico Pennsylvania Virginia
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
Arizona
0.3400% 0.1545% 0.4945%
Colorado
0.3300 0.1545 0.4845
Maryland
0.3400 0.1545 0.4945
New Mexico
0.3500 0.1545 0.5045
Pennsylvania
0.3400 0.1545 0.4945
Virginia
0.3300 0.1545 0.4845

Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund Expense Cap
Expense Cap
Expiration Date
Maryland 0.57% July 31, 2028
New Mexico 0.64% July 31, 2028
Virginia 0.57% July 31, 2028
Fund
Purchases Sales
Realized
Gain (Loss)
Arizona
$ 2,052,890 $ 696,262 $ (45,387)
Colorado
— — —
Maryland
1,506,945 — —
New Mexico
— 2,058,980 (6,293)
Pennsylvania
— — —
Virginia
6,422,185 — —
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Arizona
$ 137,630 $ 134,738
Colorado
240,527 232,054
Maryland
94,900 91,904
New Mexico
30,203 29,207
Pennsylvania
103,827 101,064
Virginia
405,085 394,357
Fund
Commission
Advances
(Unaudited)
Arizona
$ 120,023
Colorado
182,060
Maryland
77,830
New Mexico
27,358
Pennsylvania
85,630
Virginia
341,963

Notes to Financial Statements
(continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Fund
12b-1 Fees
Retained
(Unaudited)
Arizona
$ 3,902
Colorado
3,629
Maryland
4,177
New Mexico
1,458
Pennsylvania
4,549
Virginia
10,125
Fund
CDSC
Retained
(Unaudited)
Arizona
$ 13,297
Colorado
9,913
Maryland
5,683
New Mexico
12,179
Pennsylvania
3,755
Virginia
1,273

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the current fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
10. Subsequent Events
Line of Credit:
During June 2026, the Participating Funds renewed the standby credit facility through June 2027 and reduced the drawn interest rate to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.10% per annum or (b) the Fed Funds Effective Rate plus 1.10% per annum on amounts borrowed from the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20%
per annum on amounts borrowed. All other terms remain unchanged.
Fund
Maximum
Outstanding
Balance
Arizona
$ 5,900,000
Colorado
3,000,000
Maryland
—
New Mexico
1,247,495
Pennsylvania
3,600,000
Virginia
599,213
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Arizona
5 $ 3,848,196 5.17%
Colorado
7 2,119,436 4.98
Maryland
— — —
New Mexico
3 984,193 4.84
Pennsylvania
9 1,618,707 5.24
Virginia
1 599,213 5.29

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Arizona
$ —
Colorado
—
Maryland
—
New Mexico
—
Pennsylvania
—
Virginia
—

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Multistate Trust I approved, for each applicable series thereof, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each applicable series, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). The Nuveen fund complex consists of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL,” and such funds, the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”

In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory Agreements.

1

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers,

2

conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

4

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-

5

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Arizona Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Third Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Fourth Quartile	Third Quartile

6

••

In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a discussion of the differences in investment strategies of the peers limiting some of the value of the quartile rankings.

Nuveen Colorado Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Third Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Third Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

Nuveen Maryland Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Second Quartile	Third Quartile
Performance Benchmark	Underperformed	Outperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Third Quartile	Fourth Quartile

••	In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.

••

The Board considered that management had agreed to a temporary expense cap last year, the impact of which was not fully reflected in the comparative expense data. The Board further considered that the Adviser agreed to extend its temporary expense cap for the Fund.

Nuveen New Mexico Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	Second Quartile	Second Quartile
Performance Benchmark	Underperformed	Outperformed	Underperformed

7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Third Quartile	Fourth Quartile

••

The Board considered that management had agreed to a temporary expense cap last year, the impact of which was not fully reflected in the comparative expense data. The Board further considered that the Adviser agreed to extend its temporary expense cap for the Fund.

Nuveen Pennsylvania Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	Fourth Quartile	Second Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Fourth Quartile	Fourth Quartile

••

In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the set of peers in the Expense Group as well as the narrow range of the net expense ratios among various peers which could result in significant changes in relevant rankings year to year and limiting some of the value of the quartile rankings.

Nuveen Virginia Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	First Quartile	Third Quartile
Performance Benchmark	Underperformed	Outperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	First Quartile	First Quartile

••	In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.

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G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect an internal restructuring.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

9

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust I

Date: August 6, 2026	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2026	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: August 6, 2026	By: /s/ Marc Cardella Marc Cardella Vice President and Controller (principal financial officer)